UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

            Investment Company Act file number    811-09140
                                              -----------------------

                       Phoenix Institutional Mutual Funds
        -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
        -----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

            Kevin J. Carr, Esq.                      John R. Flores, Esq.
   Vice President, Chief Legal Officer,                Vice President
   Counsel and Secretary for Registrant         Litigation/Employment Counsel
      Phoenix Life Insurance Company           Phoenix Life Insurance Company
            One American Row                          One American Row
           Hartford, CT 06102                        Hartford, CT 06102
  ----------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ---------------

                      Date of fiscal year end: December 31
                                              ------------

                     Date of reporting period: June 30, 2005
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                                               JUNE 30, 2005



--------------------------------------------------------------------------------
        SEMIANNUAL REPORT

          PHOENIX INSTITUTIONAL BOND FUND

          PHOENIX LOW-DURATION CORE PLUS BOND FUND




                                [GRAPHIC OMITTED]
                               GET FUND DOCUMENTS
                               BY E-MAIL INSTEAD.

                              ELIGIBLE SHAREHOLDERS
                           MAY SIGN UP FOR E-DELIVERY
                              AT PHOENIXFUNDS.COM.

   TRUST NAME: PHOENIX INSTITUTIONAL MUTUAL FUNDS

   [GRAPHIC OMITTED] PHOENIXFUNDS(SM)

      ---------------------------------------------------------------------
      Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are
      subject  to  investment  risks,   including  possible  loss  of  the
      principal invested.
      ---------------------------------------------------------------------

This report is not authorized for distribution to prospective investors in the Phoenix Institutional Mutual Funds unless preceded or accompanied by an effective prospectus which includes information concerning each Fund's record and other pertinent information.

MESSAGE FROM THE CHAIRMAN

DEAR SHAREHOLDER:

      I encourage you to review this semiannual report for the Phoenix Institutional Mutual Funds, for the six months ended June 30, 2005.

      At mid-year, the United States economy is growing at a more moderate pace than we experienced in 2004. Inflation concerns seem to be subsiding after peaking this spring, despite continued high energy prices. The equity markets remained sluggish through the first half of 2005, giving back some of the gains from last fall's post-presidential election rally. The Federal Reserve (the "Fed") has continued to tighten interest rates and instituted its ninth consecutive 25 basis point rate hike on June 30. As a result of the Fed's efforts, the Treasury yield curve has flattened considerably over the past year, with short rates rising while rates for longer dated maturities declining. The combination of moderate economic growth and low inflation should provide a favorable environment for both the equity and fixed income markets in the second half of the year.

      No matter what the market brings, short-term performance changes should not distract you from your long-term financial plan. Now may be an opportune time for you to review your portfolio with your financial advisor to make sure that your asset allocation remains on target. Keep in mind that finding the best balance of performance and protection requires discipline and diversification.
(1) Your Phoenix Fund allocation may help in this effort.

      As an alternative to paper mail, if you would like to view your fund communications electronically, including account statements, prospectuses and annual and semiannual reports, sign up for our E-Delivery service. To register, go online to PhoenixFunds.com, select the Individual Investors option, and follow the E-Delivery instructions, or call Mutual Fund Services at 1-800-243-1574 and a customer service representative will be happy to assist you.

Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin
Chairman, Phoenix Funds

JULY 2005

(1) DIVERSIFICATION DOES NOT GUARANTEE AGAINST A LOSS, AND THERE IS NO GUARANTEE THAT A DIVERSIFIED PORTFOLIO WILL OUTPERFORM A NON-DIVERSIFIED PORTFOLIO.

The preceding information is the opinion of the Chairman of the Phoenix Funds Board of Trustees. There is no guarantee that market forecasts discussed will be realized.

TABLE OF CONTENTS

Glossary ...................................................................  3

Phoenix Institutional Bond Fund ............................................  4

Phoenix Low-Duration Core Plus Bond Fund ................................... 15

Notes to Financial Statements .............................................. 24

Fund Management Tables ..................................................... 28

GLOSSARY

AMBAC (AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION)
One of the largest insurers of new municipal bond offerings.

BASIS POINT (BP)
One-hundredth of a percentage point (0.01%). Basis points are often used to measure changes in or differences between yields on fixed income securities, since these often change by very small amounts.

FEDERAL RESERVE (THE "FED")
The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

FGIC (FINANCIAL GUARANTY INSURANCE COMPANY)
A leading financial guaranty insurance company providing triple-A credit enhancement on public finance, structured finance and asset-backed securities.

FSA (FINANCIAL SECURITY ASSURANCE, INC.)
A leading provider of Aaa/AAA/AAA financial guaranty insurance for asset-backed securities, municipal bonds and other structured obligations in the global markets.

JPY
Japanese Yen.

MBIA (MUNICIPAL BOND INSURANCE ASSOCIATION)
One of the largest insurers of financial obligations for municipalities, not-for-profit organizations, banks, insurance and finance companies, and other private-sector entities in the primary and secondary markets. Provides triple-A-rating guarantee as an unconditional and irrevocable guarantee of full principal and interest payment.

PERMANENT SCHOOL FUND (PSF)
A perpetual endowment that was created to support Texas public schools.

USD
United States Dollar.

YIELD CURVE
A line chart that shows interest rates at a specific point in time for securities of equivalent quality but with different maturities. A "normal or positive" yield curve indicates that short-term securities have a lower interest rate than long-term securities; an "inverted or negative" yield curve indicates short-term rates are exceeding long-term rates; and a "flat yield curve" means short- and long-term rates are about the same.

PHOENIX INSTITUTIONAL BOND FUND

ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Institutional Bond Fund, you incur ongoing costs, including investment advisory fees, service fees, and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If you have incurred transactional costs, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                              Beginning          Ending       Expenses Paid
Institutional Bond Fund     Account Value     Account Value       During
       Class X            December 31, 2004   June 30, 2005       Period*
-----------------------   -----------------   -------------   -------------

Actual                        $1,000.00         $1,024.60         $2.76
Hypothetical (5% return
   before expenses)            1,000.00          1,022.04          2.76

* EXPENSES ARE EQUAL TO THE FUND'S CLASS X ANNUALIZED EXPENSE RATIO OF 0.55%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                              Beginning          Ending       Expenses Paid
Institutional Bond Fund     Account Value     Account Value       During
       Class Y            December 31, 2004   June 30, 2005       Period*
-----------------------   -----------------   -------------   -------------
Actual                        $1,000.00         $1,023.40         $4.02
Hypothetical (5% return
   before expenses)            1,000.00          1,020.77          4.03

* EXPENSES ARE EQUAL TO THE FUND'S CLASS Y ANNUALIZED EXPENSE RATIO OF 0.80%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, REFER TO THE PROSPECTUS.

Phoenix Institutional Bond Fund

      SECTOR WEIGHTINGS (UNAUDITED)                                      6/30/05

As a percentage of total investments

              EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

o Non-Agency Mortgage-Backed Securities   24%
o Domestic Corporate Bonds                22
o Agency Mortgage-Backed Securities       19
o Municipal Bonds                         14
o Foreign Corporate Bonds                  5
o Asset-Backed Securities                  5
o Foreign Government Securities            4
o Other                                    7

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (UNAUDITED)

                                                      PAR
                                                     VALUE
                                                     (000)           VALUE
                                                    -------      ------------
U.S. GOVERNMENT SECURITIES--3.4%

U.S. TREASURY BONDS--1.4%
U.S. Treasury Bond 5.375%, 2/15/31 ..............   $ 1,390      $  1,640,200

U.S. TREASURY NOTES--2.0%
U.S. Treasury Note 3.50%, 5/31/07 ...............     2,000         1,993,906
U.S. Treasury Note 4.75%, 5/15/14 ...............       305           323,634
                                                                 ------------
                                                                    2,317,540
                                                                 ------------

-----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $3,913,707)                                        3,957,740
-----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--19.0%
FHLMC 5.50%, 8/1/18 .............................       281           288,802
FHLMC 5.50%, 8/1/18 .............................       244           250,164
FHLMC 5.50%, 8/1/18 .............................       510           523,632
FHLMC 4.50%, 10/1/18 ............................       697           694,661
FNMA 5%, 2/1/18 .................................     1,587         1,605,810
FNMA 4.50%, 9/1/18 ..............................       650           647,222
FNMA 4.50%, 11/1/18 .............................     1,330         1,324,510
FNMA 6%, '29-'34 ................................     3,131         3,215,014
FNMA 7%, 11/1/30 ................................        91            95,623
FNMA 5.50%, '33-'35(h) ..........................     7,780         7,892,066
FNMA 5%, 7/1/33 .................................     1,209         1,211,053
FNMA 6.50%, 8/1/33 ..............................       759           787,465
FNMA 4.50%, 9/1/33 ..............................       295           289,116
FNMA 5%, 7/15/35(h) .............................       490           490,000
GNMA 6.114%, 11/16/21 ...........................       830           864,981
GNMA 7%, 8/15/29 ................................       125           132,628

                                                      PAR
                                                     VALUE
                                                     (000)           VALUE
                                                    -------      ------------
GNMA 6.50%, '31-'32 .............................   $   746      $    779,174
GNMA 5%, 9/15/33 ................................     1,084         1,094,328
-----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $21,888,354)                                      22,186,249
-----------------------------------------------------------------------------

MUNICIPAL BONDS--14.1%

ARIZONA--0.3%
Scottsdale Preservation Authority Excise Tax
Revenue 5%, 7/1/13 (FGIC Insured) ...............       260           288,688

CALIFORNIA--2.6%
Alameda Corridor Transportation Authority
Revenue Taxable Series C 6.50%, 10/1/19
(MBIA Insured) ..................................       930         1,083,227

Fresno County Pension Obligation Revenue
Taxable 6.21%, 8/15/06 (FSA Insured) ............       340           348,646

Fresno County Pension Obligation Revenue
Taxable Series A 3.45%, 8/15/10 (FGIC Insured) ..     1,105         1,063,772

Oakland Pension Obligation Revenue Taxable
Series A 6.95%, 12/15/08 (MBIA Insured) .........        66            72,001

Oakland Pension Obligation Revenue Taxable
Series A 6.98%, 12/15/09 (MBIA Insured) .........        34            37,822

San Luis Obispo County Pension Obligation
Revenue Taxable Series A 4.20%, 9/1/14
(MBIA Insured) ..................................       490           478,686
                                                                 ------------
                                                                    3,084,154
                                                                 ------------

                        See Notes to Financial Statements                      5

Phoenix Institutional Bond Fund

                                                      PAR
                                                     VALUE
                                                     (000)           VALUE
                                                    -------      ------------
COLORADO--0.3%
Denver City and County School District No. 1
Certificate of Participation, Pension
Obligation Taxable 6.76%, 12/15/07
(AMBAC Insured)(l) ..............................   $    10      $     10,650

Denver City and County School District No. 1
Certificate of Participation, Pension
Obligation Taxable 6.76%, 12/15/07
(AMBAC Insured) .................................       255           270,966
                                                                 ------------
                                                                      281,616
                                                                 ------------
CONNECTICUT--2.2%
Hartford General Obligation Taxable Series B
4.13%, 8/1/07 (FSA Insured) .....................       450           452,115

Hartford General Obligation Taxable Series B
5.01%, 8/1/15 (FSA Insured) .....................       450           471,748

Mashantucket Western Pequot Tribe Revenue
Taxable Series A 144A 6.57%, 9/1/13
(FSA Insured)(b) ................................       715           796,710

Mashantucket Western Pequot Tribe Revenue
Taxable Series A 6.91%, 9/1/12 (MBIA Insured) ...       755           843,758
                                                                 ------------
                                                                    2,564,331
                                                                 ------------
FLORIDA--0.6%
University of Miami Exchangeable Revenue
Taxable Series A 7.40%, 4/1/11 (MBIA Insured) ...       140           146,462

University of Miami Exchangeable Revenue
Taxable Series A 7.65%, 4/1/20 (MBIA Insured) ...       550           578,287
                                                                 ------------
                                                                      724,749
                                                                 ------------
GEORGIA--0.6%
Fulton County Development Authority Revenue
Georgia Tech Foundation Funding Revenue
Series A 5%, 11/1/31 ............................       655           688,929

ILLINOIS--0.8%
Chicago General Obligation Taxable Series D
4.34%, 1/1/10 (MBIA Insured) ....................       330           333,617

Kane, Cook & Du Page Counties School District
No. 46 General Obligation Taxable Series D 5%,
1/1/10 (FGIC Insured) ...........................       265           272,711

McHenry County Community Unit School District
No. 12 General Obligation Taxable 5%, 12/1/11
(FSA Insured) ...................................       135           140,619

                                                      PAR
                                                     VALUE
                                                     (000)           VALUE
                                                    -------      ------------

ILLINOIS--CONTINUED
Metropolitan Pier & Exposition Authority
McCormick Place Expansion Revenue Series A 5%,
12/15/28 (MBIA Insured) .........................   $   225      $    237,200
                                                                 ------------
                                                                      984,147
                                                                 ------------
MASSACHUSETTS--0.6%
Massachusetts State General Obligation Series C
5.50%, 11/1/13 (FGIC Insured) ...................       605           693,530

MICHIGAN--1.0%
Detroit General Obligation Taxable 4.97%, 5/1/13
(FSA Insured) ...................................       200           207,596

Detroit Water Supply System Revenue Series A
4.50%, 7/1/30 (FGIC Insured) ....................       930           937,964
                                                                 ------------
                                                                    1,145,560
                                                                 ------------
NEW JERSEY--0.5%
New Jersey Educational Facilities Authority
Revenue Princeton University Taxable Series B
4.25%, 7/1/35 ...................................       600           579,270

NEW YORK--1.4%
Metropolitian Transportation Authority Service
Contract Revenue Series A 5%, 7/1/30
(AMBAC Insured) .................................     1,005         1,060,707

New York State Sales Tax Asset Receivable Corp.
Revenue Taxable Series B 3.60%, 10/15/08
(FSA Insured) ...................................       320           315,226

University of Rochester Revenue Taxable 5.40%,
7/1/18 (MBIA Insured) ...........................       255           273,742
                                                                 ------------
                                                                    1,649,675
                                                                 ------------
OREGON--1.4%
Oregon Local Governments Pension General
Obligation Taxable 5.771%, 6/1/16 (AMBAC
Insured)(c) .....................................     1,150         1,279,562

Oregon School Boards Association 2004 Pension
Revenue Taxable 5.023%, 6/30/16 (FSA
Insured) ........................................       385           400,265
                                                                 ------------
                                                                    1,679,827
                                                                 ------------
PENNSYLVANIA--0.5%
Philadelphia Authority for Industrial Development
Pension Funding Revenue Taxable Series A 5.79%,
4/15/09 (MBIA Insured)                                  165           174,471

Pittsburgh Pension General Obligation Taxable
Series B 6.35%, 3/1/13 (FGIC Insured)                   400           444,972
                                                                 ------------
                                                                      619,443
                                                                 ------------

6                       See Notes to Financial Statements

Phoenix Institutional Bond Fund

                                                      PAR
                                                     VALUE
                                                     (000)           VALUE
                                                    -------      ------------

SOUTH DAKOTA--0.2%
South Dakota Educational Enhancement Funding
Corp. Revenue Taxable Series A 6.72%, 6/1/25 ....   $   215      $    213,328

TEXAS--0.3%
Frisco Independent School District General
Obligation 5.125%, 8/15/30 (PSF Guaranteed) .....       370           390,827

WASHINGTON--0.4%
Washington State General Obligation Series
C 5.50%, 7/1/13 (MBIA Insured) ..................       440           500,518

WISCONSIN--0.4%
Wisconsin State General Obligation Series
1 5.50%, 11/1/13 (MBIA Insured) .................       385           441,337

-----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $15,912,759)                                      16,529,929
-----------------------------------------------------------------------------
ASSET-BACKED SECURITIES--4.5%
Bombardier Capital Mortgage Securitization Corp.
99-A, A3 5.98%, 1/15/18 .........................       491           464,618

Capital Auto Receivables Assets 04-2, A3 3.58%,
1/15/09 .........................................     1,065         1,054,350

Carmax Auto Owner Trust 05-1 C 4.82%, 10/15/11 ..       500           504,893
Chase Funding Mortgage Loan Trust 02-2, 1M2
6.042%, 3/25/31 .................................       600           606,716

Chase Manhattan Auto Owner Trust 03-C, A4 2.94%,
6/15/10 .........................................       415           407,809

National City Auto Receivables Trust 2.88%
5/15/11 2.88%, 5/15/11 ..........................       600           585,840

Renaissance Home Equity Loan Trust
05-1, AF2 4.263%, 5/25/35(f) ....................       600           599,437

Wachovia Auto Owner Trust 04-B, A4
3.44%, 3/21/11 ..................................     1,090         1,070,764
-----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $5,332,699)                                        5,294,427
-----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--21.8%

AEROSPACE & DEFENSE--0.1%
L-3 Communications Corp. 6.125%, 1/15/14 ........       160           160,800

AGRICULTURAL PRODUCTS--0.2%
Corn Products International, Inc. 8.25%,
7/15/07 .........................................       215           230,740

AIRLINES--4.1%
American Airlines, Inc. 01-1 6.977%, 5/23/21 ....       714           666,387
Continental Airlines, Inc. 01-1 6.703%,
12/15/22 ........................................       936           913,439

                                                      PAR
                                                     VALUE
                                                     (000)           VALUE
                                                    -------      ------------
AIRLINES--CONTINUED
Continental Airlines, Inc. 01-1, A2
6.503%, 12/15/12 ................................   $   365      $    360,356
Continental Airlines, Inc. 98-1 A
6.648%, 3/15/19 .................................       473           466,992
Delta Air Lines, Inc. 02-1, G-1
6.718%, 1/2/23 ..................................     1,796         1,885,323
Delta Air Lines, Inc. 02-1, G-2
6.417%, 7/2/12 ..................................       230           241,971
Northwest Airlines, Inc. 00-1 8.072%,
4/1/21 ..........................................       203           221,659
                                                                 ------------
                                                                    4,756,127
                                                                 ------------
AUTOMOBILE MANUFACTURERS--0.2%
DaimlerChrysler NA Holding Corp. 6.50%,
11/15/13 ........................................       200           216,442

BREWERS--0.2%
Coors Brewing Co. 6.375%, 5/15/12 ...............       195           211,524

BROADCASTING & CABLE TV--1.1%
Clear Channel Communications, Inc. 5.50%,
9/15/14 .........................................       235           222,888
Comcast Corp. 5.30%, 1/15/14 ....................       470           483,164
Cox Communications, Inc. 7.75%, 11/1/10 .........       190           215,129
Echostar DBS Corp. 6.375%, 10/1/11 ..............       250           249,062
Liberty Media Corp. 5.70%, 5/15/13 ..............       170           158,362
                                                                 ------------
                                                                    1,328,605
                                                                 ------------
CASINOS & GAMING--0.7%
Argosy Gaming Co. 7%, 1/15/14 ...................       115           127,219
Boyd Gaming Corp. 6.75%, 4/15/14 ................       120           123,600
GTECH Holdings Corp. 4.75%, 10/15/10 ............       150           149,287
Harrah's Operating Co., Inc. 144A
5.625%, 6/1/15(b) ...............................       460           468,532
                                                                 ------------
                                                                      868,638
                                                                 ------------
COMMERCIAL PRINTING--0.2%
Donnelley (R.R.) & Sons Co. 144A 5.50%,
5/15/15(b) ......................................       260           263,940

COMMUNICATIONS EQUIPMENT--0.2%
Motorola, Inc. 7.625%, 11/15/10 .................       185           211,682

CONSUMER FINANCE--2.4%
Capital One Financial Corp. 5.25%, 2/21/17 ......       200           198,243
Ford Motor Credit Co. 6.625%, 6/16/08 ...........       145           143,303
Ford Motor Credit Co. 7.25%, 10/25/11 ...........       420           404,153
General Electric Capital Corp. 6%, 6/15/12 ......       465           507,137
General Motors Acceptance Corp. 6.875%,
9/15/11 .........................................       455           420,005
General Motors Acceptance Corp. 6.75%, 12/1/14 ..       235           210,248
HSBC Finance Corp. 6.75%, 5/15/11 ...............       235           260,838
HSBC Finance Corp. 6.375%, 11/27/12 .............        95           105,069
SLM Corp. 4.08%, 2/1/10(f) ......................       600           588,222
                                                                 ------------
                                                                    2,837,218
                                                                 ------------

                        See Notes to Financial Statements                      7

Phoenix Institutional Bond Fund
                                                      PAR
                                                     VALUE
                                                     (000)           VALUE
                                                    -------      ------------
DIVERSIFIED CAPITAL MARKETS--0.5%
Deutsche Bank AG NY Series GS 4.448%,
3/22/12(f) ......................................   $   620      $    610,266

DIVERSIFIED COMMERCIAL SERVICES--0.8%
ARAMARK Services, Inc. 5%, 6/1/12 ...............       250           250,334
Cendant Corp. 6.25%, 3/15/10 ....................       190           202,337
International Lease Finance Corp. 4.75%,
1/13/12 .........................................       465           463,434
                                                                 ------------
                                                                      916,105
                                                                 ------------
ELECTRIC UTILITIES--0.6%
Oncor Electric Delivery Co. 6.375%, 1/15/15 .....       265           293,739
PPL Capital Funding Trust I Series
A 4.33%, 3/1/09 .................................       335           332,407
Public Service Co. of New Mexico
4.40%, 9/15/08 ..................................       135           135,097
                                                                 ------------
                                                                      761,243
                                                                 ------------
ELECTRONIC MANUFACTURING SERVICES--0.3%
Jabil Circuit, Inc. 5.875%, 7/15/10 .............       285           295,487

FOOD RETAIL--0.3%
Kroger Co. (The) 8.05%, 2/1/10 ..................       265           301,694

FOREST PRODUCTS--0.3%
Weyerhaeuser Co. 6.75%, 3/15/12 .................       275           302,566

HEALTH CARE EQUIPMENT--0.4%
Fisher Scientific International, Inc. 144A
6.125%, 7/1/15(b)(i) ............................       190           191,188

Thermo Electron Corp. 144A 5%, 6/1/15(b) ........       240           241,664
                                                                 ------------
                                                                      432,852
                                                                 ------------
HEALTH CARE FACILITIES--0.2%
HCA, Inc. 6.30%, 10/1/12 ........................       110           113,188
Manor Care, Inc. 8%, 3/1/08 .....................       165           178,931
                                                                 ------------
                                                                      292,119
                                                                 ------------
HOMEBUILDING--0.2%
Horton (D.R.), Inc. 5.25%, 2/15/15 ..............       190           184,897

HOTELS, RESORTS & CRUISE LINES--0.5%
Marriott International, Inc.
4.625%, 6/15/12 .................................       245           242,583
Royal Caribbean Cruises Ltd.
8.75%, 2/2/11 ...................................       130           150,475
Royal Caribbean Cruises Ltd.
6.875%, 12/1/13 .................................       135           144,450
                                                                 ------------
                                                                      537,508
                                                                 ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.2%
Duke Capital LLC 5.668%, 8/15/14 ................       240           249,331

                                                      PAR
                                                     VALUE
                                                     (000)           VALUE
                                                    -------      ------------
INTEGRATED TELECOMMUNICATION SERVICES--0.8%
AT&T Corp. 9.05%, 11/15/11 ......................   $   110        $  127,325
Qwest Corp. 8.875%,  3/15/12(f) .................       280           305,900
Sprint Capital Corp. 8.375%, 3/15/12 ............       435           523,227
                                                                 ------------
                                                                      956,452
                                                                 ------------
INVESTMENT BANKING & BROKERAGE--1.0%
Credit Suisse First Boston USA, Inc. 5.125%,
1/15/14(c) ......................................       410           423,919

Goldman Sachs Group, Inc. 4.75%, 7/15/13 ........       480           479,598
Lehman Brothers Holdings, Inc. 4.80%, 3/13/14 ...       285           287,985
                                                                 ------------
                                                                    1,191,502
                                                                 ------------

LIFE & HEALTH INSURANCE--0.7%
Jackson National Life Global Funding
144A 4.43%, 2/10/10(b)(f) .......................       620           605,740
Jefferson-Pilot Corp. 4.75%, 1/30/14 ............       215           216,649
                                                                 ------------
                                                                      822,389
                                                                 ------------
MOVIES & ENTERTAINMENT--0.2%
Time Warner, Inc. 6.875%, 5/1/12 ................       220           248,253

MULTI-UTILITIES--0.2%
CMS Energy Corp. 8.50%, 4/15/11 .................       110           123,200
Dominion Resources, Inc. 5%, 3/15/13 ............       125           125,912
                                                                 ------------
                                                                      249,112
                                                                 ------------
OIL & GAS EQUIPMENT & SERVICES--0.1%
Hornbeck Offshore Services, Inc.
Series B 6.125%, 12/1/14 ........................       115           117,012

OIL & GAS EXPLORATION & PRODUCTION--0.0%
Chesapeake Energy Corp. 144A 6.375%,
6/15/15(b) .......................................       35            36,050

OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.3%
Pacific Energy Partners LP/ Pacific Energy
Finance Corp. 7.125%, 6/15/14 ...................       225           235,406

Premcor Refining Group, Inc. (The) 7.75%,
2/1/12 ..........................................       110           120,725
                                                                 ------------
                                                                      356,131
                                                                 ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--1.5%
Huntsman Advanced Materials LLC 11%, 7/15/10 ....       155           175,925
JPMorgan Chase & Co. 5.125%, 9/15/14 ............       620           634,230
TIAA Global Markets, Inc. 144A
2.75%, 1/13/06(b) ...............................       690           685,068
TIAA Global Markets, Inc. 144A 4.125%,
11/15/07(b) .....................................       275           274,896
                                                                 ------------
                                                                    1,770,119
                                                                 ------------

8                       See Notes to Financial Statements

Phoenix Institutional Bond Fund

                                                      PAR
                                                     VALUE
                                                     (000)           VALUE
                                                    -------      ------------

PACKAGED FOODS & MEATS--0.3%
Smithfield Foods, Inc. 7%, 8/1/11 ...............   $   290      $    306,675

PROPERTY & CASUALTY INSURANCE--0.5%
Berkley (W.R.) Corp. 5.875%, 2/15/13 ............       215           225,452
HSB Capital I Series B 4.051%, 7/15/27(f) .......       365           363,939
                                                                 ------------
                                                                      589,391
                                                                 ------------
PUBLISHING & PRINTING--0.1%
Dex Media West LLC/Dex Media West Finance Co.
Series B 9.875%, 8/15/13 ........................       105           120,225

REGIONAL BANKS--0.6%
BB&T Corp. 5.20%, 12/23/15 ......................       395           411,859
PNC Funding Corp. 5.25%, 11/15/15 ...............       235           243,611
                                                                 ------------
                                                                      655,470
                                                                 ------------
REITS--0.6%
Health Care REIT, Inc. 5.875%, 5/15/15 ..........       275           279,724
HRPT Properties Trust 5.75%, 2/15/14 ............       210           219,507
iStar Financial, Inc. 6.05%, 4/15/15 ............       235           242,940
                                                                 ------------
                                                                      742,171
                                                                 ------------
SPECIALIZED CONSUMER SERVICES--0.2%
Service Corporation International
6.75%, 4/1/16 ...................................       240           246,600

SPECIALIZED FINANCE--0.2%
CIT Group Holdings, Inc. 5.125%, 9/30/14 ........       285           289,637

TOBACCO--0.2%
Reynolds (R.J.) Tobacco Holdings, Inc. 144A
6.50%, 7/15/10(b) ...............................       215           215,538

TRADING COMPANIES & DISTRIBUTORS--0.3%
Hughes Supply, Inc. 144A 5.50%, 10/15/14(b) .....       325           326,141

WIRELESS TELECOMMUNICATION SERVICES--0.3%
Cingular Wireless LLC 6.50%, 12/15/11 ...........       275           303,788
-----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $25,098,197)                                      25,512,440
-----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--23.8%
Asset Backed Securities Corp. Net Interest
Margin Trust 04-HE9, A1 144A 5%, 12/25/34(b) ....       285           284,843

Bear Stearns Asset Backed Securities Net
Interest Margin 04-HE5N, A3 5%, 7/25/34 .........       450           419,062

Bear Stearns Structured Products Inc. 04-5
A P.O. 144A 0%, 2/25/34(b) ......................       539           497,405

                                                      PAR
                                                     VALUE
                                                     (000)           VALUE
                                                    -------      ------------
Bear Stearns Structured Products, Inc.
04-15, A2 P.O. 144A 0%, 11/27/34(b) .............   $   637      $    558,825

Bear Stearns Structured Products, Inc.
04-6 N P.O. 0%, 2/25/34 .........................       790           736,216

Chase Mortgage Finance Corp. 04-S3, 3A1 6%,
3/25/34 .........................................       867           882,704

Countrywide Home Loans Mortgage
Pass-Through Trust 04-13, 1A1 5.50%, 8/25/34 ....       403           405,027

Countrywide Partnership Trust Net Interest
Margin 04-EC1N N 144A 5%, 9/25/35(b) ............       506           505,829

Crown Castle Towers LLC 05-1A, AFX 144A
4.643%, 6/15/35(b) ..............................       600           602,883

CS First Boston Mortgage Securities Corp.
04-1, 1A1 5.75%, 2/25/34 ........................       326           327,953

First Horizon Mortgage Pass-Through Trust
03-2, 1A12 5.75%, 4/25/33 .......................       600           614,982

GE Capital Commercial Mortgage Corp.
04-C3, A4 5.189%, 7/10/39(f) ....................     1,205         1,257,350

GMAC Mortgage Corp. Loan Trust 05-AR2, 2A
4.887%, 5/25/35(f) ..............................     1,112         1,118,079

Greenwich Capital Commercial Funding Corp.
04-GG1, A7 5.317%, 6/10/36(f) ...................     1,130         1,191,556

GS Mortgage Securities Corp. II 05-GG4, AJ
4.782%, 7/10/39 .................................     1,080         1,089,141

GSAMP Trust 05-NC1N 144A 5%, 2/25/35(b) .........       432           430,323

Home Equity Asset Trust 03-8N, A 144A 5%,
5/27/34(b) ......................................        55            54,526

JPMorgan Chase Commercial Mortgage Securities
Corp. 01-CIBC, A3 6.26%, 3/15/33 ................     1,130         1,232,559

LB-UBS Commercial Mortgage Trust 04-C4, A2
4.567%, 6/15/29(f) ..............................     1,015         1,026,372

LB-UBS Commercial Mortgage Trust 04-C7, A6
4.786%, 10/15/29(f) .............................     1,125         1,142,930

Lehman Brothers Commercial Conduit Mortgage
Trust 99-C2, A2 7.325%, 10/15/32                      1,110         1,227,971

Master Resecuritization Trust 04-3,
Certificates 5%, 10/28/34 .......................       783           768,822

Master Resecuritization Trust 05-2, 4.75%,
3/28/34 .........................................       750           730,781

                        See Notes to Financial Statements                      9

Phoenix Institutional Bond Fund

                                                      PAR
                                                     VALUE
                                                     (000)           VALUE
                                                    -------      ------------

Merrill Lynch Mortgage Trust 04-KEY2, A4
4.864%, 8/12/39(f) ..............................   $ 1,110      $  1,131,689

Nationslink Funding Corp. 99-2, A2C
7.229%, 6/20/31 .................................       830           897,129

PNC Mortgage Acceptance Corp. 00-C2, A2
7.30%, 10/12/33 .................................       640           716,977

RAAC Series 05-SP1, 1A1 5%, 9/25/35 .............     1,253         1,241,328

Residential Funding Mortgage Securities I
05-SA1, 2A 4.917%, 3/25/35(f) ...................       567          569,298

Starwood Commercial Mortgage Trust 99-C1A, A1
144A 6.60%, 2/3/14(b) ...........................       617           642,840

Structured Asset Securities Corp.
05-1, 6A1 6%, 2/25/35 ...........................     1,683         1,711,213

Structured Asset Securities Corp.
05-6, 4A1 5%, 5/25/35 ...........................     1,021         1,015,408

Structured Asset Securities Corp. Net Interest
Margin Trust 04-23XS A 144A 5.50%, 2/28/35(b) ...       195           194,985

Wachovia Bank Commercial Mortgage Trust
04-C12, A4 5.411%, 7/15/41(f) ...................     1,010         1,062,853

Washington Mutual, Inc. 05-AR3, A2
4.656%, 3/25/35(f) ..............................       950           948,976

Wells Fargo & Co. Mortgage Trust 03-4,
A18 5.50%, 6/25/33 ..............................       580           588,598
-----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $27,391,464)                                      27,827,433
-----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--3.8%

BRAZIL--0.2%
Federative Republic of Brazil 9.25%, 10/22/10 ...        55            61,462
Federative Republic of Brazil 8.875%, 10/14/19 ..       180           191,250
                                                                 ------------
                                                                      252,712
                                                                 ------------
CHILE--0.3%
Republic of Chile 3.587%, 1/28/08(f) ............       315           316,575

MEXICO--1.1%
United Mexican States 8.375%, 1/14/11 ...........     1,135         1,321,140

PANAMA--0.5%
Republic of Panama 7.25%, 3/15/15 ...............       155           169,260
Republic of Panama 9.375%, 1/16/23 ..............       380           471,200
                                                                 ------------
                                                                      640,460
                                                                 ------------

                                                      PAR
                                                     VALUE
                                                     (000)           VALUE
                                                    -------      ------------
PHILIPPINES--0.4%
Republic of Philippines 8.25%, 1/15/14 ..........   $   410      $    414,100

RUSSIA--0.8%
Russian Federation RegS 5%, 3/31/30(f)(j) .......       790           885,294

SOUTH AFRICA--0.2%
Republic of South Africa 6.50%, 6/2/14 ..........       255           284,644

TURKEY--0.3%
Republic of Turkey 7.375%, 2/5/25 ...............       305           303,658
-----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $4,185,799)                                        4,418,583
-----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(e)--5.6%

AUSTRALIA--0.4%
United Energy Distribution Holdings Property Ltd.
144A 5.45%, 4/15/16(b) ..........................       265           282,464

Westfield Capital Corp. 144A 5.125%,
11/15/14(b) .....................................       140           142,396
                                                                 ------------
                                                                      424,860
                                                                 ------------
BRAZIL--0.5%
Petrobras International Finance Co.
9.75%, 7/6/11 ...................................       155           183,675
Petrobras International Finance Co.
9.125%, 7/2/13   ................................       345           394,163
                                                                 ------------
                                                                      577,838
                                                                 ------------
CANADA--0.7%
CHC Helicopter Corp. 7.375%, 5/1/14 .............       120           120,300
Inco Ltd. 5.70%, 10/15/15 .......................       185           192,574
Novelis, Inc. 144A 7.25%, 2/15/15(b) ............       125           126,094
Rogers Wireless, Inc. 7.25%, 12/15/12 ...........       230           249,550
Tembec Industries, Inc. 8.625%, 6/30/09 .........       130           106,600
                                                                 ------------
                                                                      795,118
                                                                 ------------
CHILE--1.2%
AES Gener SA 7.50%, 3/25/14 .....................       295           300,343

Banco Santander Corp. 144A 5.375%, 12/9/14(b) ...       190           196,102

Celulosa Arauco y Constitucion S.A. 144A
5.625%, 4/20/15(b) ..............................       300           306,335

Petropower I Funding Trust 144A 7.36%,
2/15/14(b) ......................................       617           601,792
                                                                 ------------
                                                                    1,404,572
                                                                 ------------
GERMANY--0.2%
Deutsche Telekom International Finance BV
8.50%, 6/15/10 ..................................       165           191,224

INDIA--0.1%
Vedanta Resources plc 144A 6.625%, 2/22/10(b) ...       155           153,127

10                      See Notes to Financial Statements

Phoenix Institutional Bond Fund

                                                      PAR
                                                     VALUE
                                                     (000)           VALUE
                                                    -------      ------------
JAPAN--0.2%
Mizuho Finance Group Cayman Ltd. 144A
5.79%, 4/15/14(b) ...............................   $   265      $    278,740

KAZAKHSTAN--0.5%
Kazkommerts International BV 144A 8.50%,
4/16/13(b) ......................................       500           532,500

LUXEMBOURG--0.3%
Lighthouse International Co. SA 144A 8%,
4/30/14(b) ......................................       250(d)        312,371

MEXICO--0.6%
America Movil SA de CV 5.75%, 1/15/15 ...........       265           269,071
Pemex Finance Ltd. 9.03%, 2/15/11 ...............       395           443,850
                                                                 ------------
                                                                      712,921
                                                                 ------------
NETHERLANDS--0.2%
Coca-Cola HBC Finance BV 5.50%, 9/17/15 .........       245           261,741

NORWAY--0.2%
Norske Skogindustrier ASA 144A 6.125%,
10/15/15(b) .....................................       210           214,813

QATAR--0.2%
Ras Laffan Liquefied Natural Gas Co.,
Ltd. 144A 3.437%, 9/15/09(b) ....................       220           216,134

SOUTH KOREA--0.1%
Chohung Bank 144A 4.50%, 11/3/14(b)(f) ..........        75            73,294
Korea Development Bank 5.75%, 9/10/13 ...........        70            74,918
                                                                 ------------
                                                                      148,212
                                                                 ------------
UNITED STATES--0.2%
Amvescap plc 5.375%, 12/15/14 ...................       245           248,667
-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $6,251,871)                                        6,472,838
-----------------------------------------------------------------------------

                                                     SHARES         VALUE
                                                    -------      ------------
DOMESTIC COMMON STOCKS--0.0%

PAPER PRODUCTS--0.0%
Northampton Pulp LLC(g)(k) . ....................     1,955      $      3,128
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $78,535)                                               3,128
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--96.0%
(IDENTIFIED COST $110,053,385)                                    112,202,767
-----------------------------------------------------------------------------

                                                      PAR
                                                     VALUE
                                                     (000)
                                                    -------

SHORT-TERM INVESTMENTS--4.0%

COMMERCIAL PAPER--4.0%
UBS Finance Delaware LLC 3.37%, 7/1/05 ..........   $   995           995,000
Wal-Mart Stores, Inc. 3.20%, 7/5/05 .............     3,655         3,653,700

-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $4,648,700)                                        4,648,700
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $114,702,085)                                    116,851,467(a)

Other assets and liabilities, net--0.0%                                17,388
                                                                 ------------
NET ASSETS--100.0%                                               $116,868,855
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,617,088 and gross depreciation of $469,429 for federal income tax purposes. At June 30, 2005, the aggregate cost of securities for federal income tax purposes was $114,703,808.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to a value of $11,314,088 or 9.7% of net assets.
(c) All or a portion segregated as collateral for delayed delivery transactions or when-issued securities.
(d) Par value represents Euro.
(e) Foreign corporate bonds are determined based on the country in which the security is issued. The country at risk is determined based on criteria described in Note 2H "Foreign security country determination" in the Notes to Financial Statements.
(f) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(g) Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At June 30, 2005, this security amounted to a value of $3,128 or 0% of net assets. For acquisition information, see Note 6 "Illiquid and Restricted Securities" in the Notes to Financial Statements.
(h) When-issued security.
(i) This security has a delayed delivery settlement date.
(j) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(k) Non-income producing.
(l) Escrowed to maturity.

                        See Notes to Financial Statements                     11

Phoenix Institutional Bond Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2005
                                  (UNAUDITED)

ASSETS
Investment securities at value (Identified cost
  $114,702,085)                                            $ 116,851,467
Cash                                                               5,569
Receivables
  Interest                                                       793,627
  Investment securities sold                                     437,902
  Fund shares sold                                                29,991
Prepaid expenses                                                  24,587
                                                           -------------
    Total assets                                             118,143,143
                                                           -------------
LIABILITIES
Payables
  Investment securities purchased                              1,172,727
  Fund shares repurchased                                         37,199
  Financial agent fee                                              8,082
  Transfer agent fee                                               6,339
  Service fee                                                      4,624
  Investment advisory fee                                          3,197
  Trustees' fee                                                    1,502
Accrued expenses                                                  40,618
                                                           -------------
    Total liabilities                                          1,274,288
                                                           -------------
NET ASSETS                                                 $ 116,868,855
                                                           =============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest           $ 118,624,590
Undistributed net investment income                               74,419
Accumulated net realized loss                                 (3,979,424)
Net unrealized appreciation                                    2,149,270
                                                           -------------
NET ASSETS                                                 $ 116,868,855
                                                           =============
CLASS X
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $94,233,564)             2,963,365
Net asset value and offering price per share               $       31.80

CLASS Y
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $22,635,291)               711,969
Net asset value and offering price per share               $       31.79

                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2005
                                   (UNAUDITED)

INVESTMENT INCOME
Interest                                                   $   3,013,482
                                                           -------------
    Total investment income                                    3,013,482
                                                           -------------
EXPENSES
Investment advisory fee                                          268,113
Service fees, Class Y                                             26,873
Financial agent fee                                               47,684
Custodian                                                         23,990
Professional                                                      19,345
Transfer agent                                                    19,337
Registration                                                      16,980
Trustees                                                          16,455
Printing                                                           5,922
Miscellaneous                                                     37,287
                                                           -------------
    Total expenses                                               481,986
    Less expenses reimbursed by investment adviser              (125,910)
    Custodian fees paid indirectly                                (1,508)
                                                           -------------
    Net expenses                                                 354,568
                                                           -------------
NET INVESTMENT INCOME                                          2,658,914
                                                           -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments(1)                            1,603,328
Net realized loss on foreign currency transactions                  (131)
Net change in unrealized appreciation (depreciation) on
  investments                                                 (1,523,206)
Net change in unrealized appreciation (depreciation) on
  foreign currency transactions and translation                     (248)
                                                           -------------
NET GAIN ON INVESTMENTS                                           79,743
                                                           -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       $   2,738,657
                                                           =============

(1) Includes realized gain as a result of a redemption in kind (See Note 7).

12                        See Notes to Financial Statements

Phoenix Institutional Bond Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                 Six Months
                                                                                    Ended
                                                                                June 30, 2005        Year Ended
                                                                                 (Unaudited)      December 31, 2004
                                                                                -------------     -----------------
FROM OPERATIONS
  Net investment income (loss)                                                  $   2,658,914     $       7,406,005
  Net realized gain (loss)                                                          1,603,197             2,346,364
  Net change in unrealized appreciation (depreciation)                             (1,523,454)           (1,134,699)
                                                                                -------------     -----------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                       2,738,657             8,617,670
                                                                                -------------     -----------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class X                                                   (2,123,985)           (6,733,937)
  Net investment income, Class Y                                                     (460,510)             (802,916)
                                                                                -------------     -----------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                        (2,584,495)           (7,536,853)
                                                                                -------------     -----------------
FROM SHARE TRANSACTIONS
CLASS X
  Proceeds from sales of shares (112,881 and 303,675 shares, respectively)          3,599,608             9,431,857
  Net asset value of shares issued from reinvestment of distributions
    (55,385 and 195,973 shares, respectively)                                       1,760,133             6,110,043
  Cost of shares repurchased (1,948,125 and 180,653 shares, respectively)(1)      (61,692,677)           (5,686,234)
                                                                                -------------     -----------------
Total                                                                             (56,332,936)            9,855,666
                                                                                -------------     -----------------
CLASS Y
  Proceeds from sales of shares (83,447 and 294,407 shares, respectively)           2,656,853             9,383,115
  Net asset value of shares issued from reinvestment of distributions
    (14,495 and 25,720 shares, respectively)                                          460,510               802,916
  Cost of shares repurchased (46,486 and 102,859 shares, respectively)             (1,483,380)           (3,264,550)
                                                                                -------------     -----------------
Total                                                                               1,633,983             6,921,481
                                                                                -------------     -----------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                       (54,698,953)           16,777,147
                                                                                -------------     -----------------
  NET INCREASE (DECREASE) IN NET ASSETS                                           (54,544,791)           17,857,964

NET ASSETS
  Beginning of period                                                             171,413,646           153,555,682
                                                                                -------------     -----------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
    OF $74,419 AND $0, RESPECTIVELY]                                            $ 116,868,855     $     171,413,646
                                                                                =============     =================

(1) Includes realized gain and redemption as a result of a redemption in kind (See Note 7).

                        See Notes to Financial Statements                    13

Phoenix Institutional Bond Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                          CLASS X
                                              SIX MONTHS     -------------------------------------------------------------------
                                                 ENDED                            YEAR ENDED DECEMBER 31
                                             JUNE 30, 2005   -------------------------------------------------------------------
                                              (UNAUDITED)        2004         2003          2002         2001(2)        2000
Net asset value, beginning of period         $     31.72     $     31.55   $     31.32   $     30.84   $     30.53   $     29.88
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(1)                   0.71            1.47          1.73          2.04          2.22          2.28
  Net realized and unrealized gain (loss)           0.07            0.19          0.26          0.47          0.34          0.63
                                             -----------     -----------   -----------   -----------   -----------   -----------
    TOTAL FROM INVESTMENT OPERATIONS                0.78            1.66          1.99          2.51          2.56          2.91
                                             -----------     -----------   -----------   -----------   -----------   -----------
LESS DISTRIBUTIONS
  Dividends from net investment income             (0.70)          (1.49)        (1.76)        (2.03)        (2.25)        (2.23)
  Return of capital                                   --              --            --            --            --         (0.03)
                                             -----------     -----------   -----------   -----------   -----------   -----------
    TOTAL DISTRIBUTIONS                            (0.70)          (1.49)        (1.76)        (2.03)        (2.25)        (2.26)
                                             -----------     -----------   -----------   -----------   -----------   -----------
Change in net asset value                           0.08            0.17          0.23          0.48          0.31          0.65
                                             -----------     -----------   -----------   -----------   -----------   -----------
NET ASSET VALUE, END OF PERIOD               $     31.80     $     31.72   $     31.55   $     31.32   $     30.84   $     30.53
                                             ===========     ===========   ===========   ===========   ===========   ===========
Total return                                        2.46%(4)        5.39%         6.37%         8.30%         8.53%        10.04%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $    94,234     $   150,466   $    139,57   $   145,555   $   129,800   $   120,376

RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses                            0.55%(3)        0.55%         0.55%         0.55%         0.55%         0.55%
  Gross operating expenses                          0.76%(3)        0.67%         0.69%         0.69%         0.69%         0.74%
  Net investment income                             4.50%(3)        4.61%         5.44%         6.49%         7.02%         7.53%
Portfolio turnover                                    47%(4)          77%          104%          107%           99%           87%

                                                                                          CLASS Y
                                              SIX MONTHS     -------------------------------------------------------------------
                                                 ENDED                            YEAR ENDED DECEMBER 31
                                             JUNE 30, 2005   -------------------------------------------------------------------
                                              (UNAUDITED)        2004         2003          2002         2001(2)        2000
Net asset value, beginning of period         $     31.71     $     31.54   $     31.32   $     30.84   $     30.54   $     29.89
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(1)                   0.68            1.38          1.63          1.97          2.14          2.20
  Net realized and unrealized gain (loss)           0.06            0.20          0.27          0.46          0.33          0.63
                                             -----------     -----------   -----------   -----------   -----------   -----------
    TOTAL FROM INVESTMENT OPERATIONS                0.74            1.58          1.90          2.43          2.47          2.83
                                             -----------     -----------   -----------   -----------   -----------   -----------
LESS DISTRIBUTIONS
  Dividends from net investment income             (0.66)          (1.41)        (1.68)        (1.95)        (2.17)        (2.15)
  Return of capital                                   --              --            --            --            --         (0.03)
                                             -----------     -----------   -----------   -----------   -----------   -----------
    TOTAL DISTRIBUTIONS                            (0.66)          (1.41)        (1.68)        (1.95)        (2.17)        (2.18)
                                             -----------     -----------   -----------   -----------   -----------   -----------
Change in net asset value                           0.08            0.17          0.22          0.48          0.30          0.65
                                             -----------     -----------   -----------   -----------   -----------   -----------
NET ASSET VALUE, END OF PERIOD               $     31.79     $     31.71   $     31.54   $     31.32   $     30.84   $     30.54
                                             ===========     ===========   ===========   ===========   ===========   ===========
Total return                                        2.34%(4)        5.14%         6.10%         8.02%         8.24%         9.75%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $    22,635     $    20,948   $    13,982   $     5,702   $     7,623   $     6,278

RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses                            0.80%(3)        0.80%         0.80%         0.80%         0.80%         0.80%
  Gross operating expenses                          1.02%(3)        0.92%         0.95%         0.94%         0.94%         0.99%
  Net investment income                             4.27%(3)        4.33%         5.13%         6.26%         6.77%         7.28%
Portfolio turnover                                    47%(4)          77%          104%          107%           99%           87%

(1) Computed using average shares outstanding.
(2) As required, effective January 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and including paydown gains and losses in interest income. The effect of this change for the period ended December 31, 2001, was to increase net investment income per share by $0.02, decrease net realized and unrealized gains and losses per share by $0.02, and increase the ratio of net investment income to average net assets from 6.95% to 7.02% and from 6.71% to 6.77% for class X and class Y, respectively. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(3) Annualized.
(4) Not annualized.

14                      See Notes to Financial Statements

PHOENIX LOW-DURATION CORE PLUS BOND FUND

ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Low-Duration Core Plus Bond Fund, you incur ongoing costs, including investment advisory fees, service fees and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The first two lines of these examples are based on an investment of $1,000 invested on inception date and held to June 30, 2005. The third lines of these examples are based on an investment of $1,000 invested on December 31, 2004 and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period since inception of the fund. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

-- since inception date

      The first hypothetical example provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. This example is based on the period from inception of the fund to June 30, 2005. Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. If you have incurred transactional costs, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

-- for entire six month period

      The second hypothetical example provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. This example is based on the period from December 31, 2004, to June 30, 2005. You may use the information in this hypothetical examples to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, this hypothetical example of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If you have incurred transactional costs, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

     Low-Duration             Beginning         Ending      Expenses Paid
  Core Plus Bond Fund       Account Value    Account Value      During
       Class X            February 28, 2005  June 30, 2005     Period*
-----------------------   -----------------  -------------  -------------
Actual                    $       1,000.00   $    1,008.50  $        1.69
Hypothetical (5% return
  before expenses, since
  inception)                      1,000.00        1,015.15           1.70

                            Beginning
                          Account Value
                           December 31,
                               2004
                          -------------
Hypothetical (5%return
  before expenses,
  six-month period)       $    1,000.00         1,022.28             2.51

* EXPENSES ARE EQUAL TO THE FUND'S CLASS X ANNUALIZED EXPENSE RATIO OF 0.50% WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE. FOR THE ACTUAL AND HYPOTHETICAL EXAMPLE FROM INCEPTION DATE, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS SINCE INCEPTION, THEN DIVIDED BY 365 TO REFLECT THE PERIOD SINCE INCEPTION. FOR THE HYPOTHETICAL EXAMPLE FOR ENTIRE SIX MONTH PERIOD, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE SIX MONTH PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE HALF YEAR PERIOD.

     Low-Duration             Beginning             Ending       Expenses Paid
  Core Plus Bond Fund       Account Value        Account Value       During
        Class Y           February 28, 2005      June 30, 2005      Period*
---------------------     -----------------      -------------   --------------
Actual                    $        1,000.00      $    1,007.70   $         2.54
Hypothetical (5% return
  before expenses, since
  inception)                       1,000.00           1,014.30             2.55

                            Beginning
                          Account Value
                           December 31,
                               2004
                          -------------
Hypothetical (5% return
  before expenses,
  six-month period)       $    1,000.00             1,021.03             3.77

Phoenix Low-Duration Core Plus Bond Fund

* EXPENSES ARE EQUAL TO THE FUND'S CLASS Y ANNUALIZED EXPENSE RATIO OF 0.75% WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE. FOR THE ACTUAL AND HYPOTHETICAL EXAMPLE FROM INCEPTION DATE, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS SINCE INCEPTION, THEN DIVIDED BY 365 TO REFLECT THE PERIOD SINCE INCEPTION. FOR THE HYPOTHETICAL EXAMPLE FOR ENTIRE SIX MONTH PERIOD, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE SIX MONTH PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE HALF YEAR PERIOD.

      YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, REFER TO THE PROSPECTUS.

Phoenix Low-Duration Core Plus Bond Fund

  SECTOR WEIGHTINGS (UNAUDITED)                                          6/30/05

As a percentage of total investments

              EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

o Domestic Corporate Bonds                      28%
o Non-Agency Mortgage-Backed Securities         19
o Agency Mortgage-Backed Securities             18
o Foreign Government Securities                 12
o Asset-Backed Securities                        7
o Foreign Corporate Bonds                        7
o Loan Agreements                                4
o Other                                          5

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (UNAUDITED)

                                                      PAR
                                                     VALUE
                                                     (000)           VALUE
                                                    -------      ------------
U.S. GOVERNMENT SECURITIES--1.8%

U.S. TREASURY NOTES--1.8%
U.S. Treasury Note 3%, 11/15/07 .................   $   175      $    172,457
U.S. Treasury Note 4%, 4/15/10 ..................       100           101,094
-----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $272,749)                                            273,551
-----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--17.4%
FNMA 5.50%, 10/1/18 .............................       406           417,291
FNMA 5%, 12/1/18 ................................       461           466,091
FNMA 4.50%, 12/1/19 .............................       296           294,993
FNMA 5%, 12/1/19 ................................       148           149,834
FNMA 5.50%, 2/1/35 ..............................       598           606,348
FNMA 6%, 2/1/35 .................................       676           693,060
-----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $2,611,843)                                        2,627,617
-----------------------------------------------------------------------------

MUNICIPAL BONDS--3.5%

CALIFORNIA--1.9%
San Bernardino County Finance Authority Pension
Obligation Revenue Taxable 6.99%, 8/1/10 (MBIA
Insured) ........................................       250           281,297

ILLINOIS--1.0%
McHenry County Community Unit School District
No. 12 General Obligation Taxable 5%, 12/1/11
(FSA Insured) ...................................       140           145,827

                                                      PAR
                                                     VALUE
                                                     (000)           VALUE
                                                    -------      ------------
PENNSYLVANIA--0.6%

City of Philadelphia Industrial Development
Authority Pension Obligation Taxable Series A
5.89%, 4/15/11 (MBIA Insured) ...................   $    20      $     21,748

Philadelphia School District Taxable Series C
4.29%, 7/1/10 (FSA Insured) .....................        75            75,066
                                                                 ------------
                                                                       96,814
                                                                 ------------

-----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $517,956)                                            523,938
-----------------------------------------------------------------------------

ASSET-BACKED SECURITIES--7.4%
Chase Funding Mortgage Loan Trust 02-2, 1M2
6.042%, 3/25/31 .................................       150           151,679

GMAC Mortgage Corp. Loan Trust 05-HE2, A3
4.622%, 6/25/35(e) ..............................        75            75,094

GSAA Home Equity Trust 04-10, AF2 4.22%,
8/25/34(e)  .....................................       100            99,618

GSAA Home Equity Trust 04-5, AF2 4.736%,
6/25/34(e)  .....................................       200           200,832

Onyx Acceptance Auto Trust 03-D, A4 3.20%,
3/15/10 .........................................       300           296,913

Renaissance Home Equity Loan Trust 05-1, AF2
4.263%, 5/25/35(e) ..............................       300           299,719
-----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $1,123,538)                                        1,123,855
-----------------------------------------------------------------------------

Phoenix Low-Duration Core Plus Bond Fund
                                                      PAR
                                                     VALUE
                                                     (000)           VALUE
                                                    -------      ------------
DOMESTIC CORPORATE BONDS--27.4%

AIRLINES--3.9%
American Airlines, Inc. 01-1 6.977%, 5/23/21 ....   $   125      $    116,618
Continental Airlines, Inc. 01-1 6.703%,
12/15/22 ........................................       133           129,929
Continental Airlines, Inc. 01-1, A2 6.503%,
12/15/12 ........................................        47            46,402
Continental Airlines, Inc. 98-1 A 6.648%,
3/15/19 .........................................        32            31,896
Delta Air Lines, Inc. 02-1, G-1 6.718%,
1/2/23 ..........................................       249           261,608
                                                                 ------------
                                                                      586,453
                                                                 ------------

APPLICATION SOFTWARE--0.9%
Activant Solutions, Inc. 144A 9.504%,
4/1/10(b)(e) ....................................       125           130,000

AUTOMOBILE MANUFACTURERS--2.0%
American Honda Finance Corp. 144A 4.25%,
3/11/08(b)(d) ...................................       250           251,009

DaimlerChrysler NA Holding Corp. 4.875%,
6/15/10 .........................................        50            49,770
                                                                 ------------
                                                                      300,779
                                                                 ------------

BROADCASTING & CABLE TV--2.2%
Cox Communications, Inc. 6.75%, 3/15/11 .........       230           250,435
Echostar DBS Corp. 6.375%, 10/1/11 ..............        75            74,719
                                                                 ------------
                                                                      325,154
                                                                 ------------

CASINOS & GAMING--0.8%
MGM Mirage, Inc. 6%, 10/1/09 ....................       125           126,250

CONSUMER FINANCE--1.2%
Ford Motor Credit Co. 6.625%, 6/16/08 ...........        40            39,532
Ford Motor Credit Co. 7.25%, 10/25/11 ...........        75            72,170
General Motors Acceptance Corp. 6.125%,
9/15/06 .........................................        35            35,035
General Motors Acceptance Corp. 6.875%,
9/15/11 .........................................        37            34,154
                                                                 ------------
                                                                      180,891
                                                                 ------------

DATA PROCESSING & OUTSOURCED SERVICES--0.6%
Computer Sciences Corp. 3.50%, 4/15/08 ..........       100            97,692

ELECTRIC UTILITIES--1.6%
Consumers Energy Co. Series H 4.80%, 2/17/09 ....       245           246,818

ENVIRONMENTAL SERVICES--0.3%
Allied Waste North America, Inc. 5.75%,
2/15/11 .........................................        50            47,000

FOREST PRODUCTS--0.5%
Weyerhaeuser Co. 6.75%, 3/15/12 .................        70            77,017

HEALTH CARE EQUIPMENT--0.2%
Fisher Scientific International, Inc.
144A 6.125%, 7/1/15(b)(g) .......................        25            25,156

                                                      PAR
                                                     VALUE
                                                     (000)           VALUE
                                                    -------      ------------
INDEPENDENT POWER PRODUCERS & ENERGY
TRADERS--0.3%
TXU Corp. 144A 4.80%, 11/15/09(b) ...............   $    50      $     49,338

INTEGRATED OIL & GAS--1.6%
Conoco, Inc. 6.35%, 4/15/09 .....................       225           242,590

INTEGRATED TELECOMMUNICATION SERVICES--1.7%
Sprint Capital Corp. 6.375%, 5/1/09 .............       235           250,100

LIFE & HEALTH INSURANCE--1.6%
Jackson National Life Global Funding 144A
4.43%, 2/10/10(b)(e) ............................       250           244,250

METAL & GLASS CONTAINERS--0.9%
Ball Corp. 6.875%, 12/15/12 .....................       125           131,875

OIL & GAS EXPLORATION & PRODUCTION--0.9%
Forest Oil Corp. 8%, 6/15/08 ....................       125           133,125

OTHER DIVERSIFIED FINANCIAL SERVICES--1.3%
Bosphorus Financial Services Ltd. 144A 5.068%,
2/15/12(b)(e) ...................................       100            99,973

Textron Financial Corp. 4.60%, 5/3/10 ...........       100           100,946
                                                                 ------------
                                                                      200,919
                                                                 ------------

PACKAGED FOODS & MEATS--0.5%
Dean Foods Co. 6.625%, 5/15/09 ..................        75            78,750

PAPER PRODUCTS--0.8%
Bowater, Inc. 6.41%, 3/15/10(e) .................       125           127,187

REITS--0.8%
iStar Financial, Inc. 5.375%, 4/15/10 ...........        75            75,873
Simon Property Group LP 144A 4.60%, 6/15/10(b) ..        50            50,028
                                                                 ------------
                                                                      125,901
                                                                 ------------

RESTAURANTS--1.6%
Yum! Brands, Inc. 7.65%, 5/15/08  ...............       225           244,406

SPECIALIZED CONSUMER SERVICES--0.9%
Service Corporation International 7.70%,
4/15/09 .........................................       125           134,375

TOBACCO--0.3%
Reynolds (R.J.) Tobacco Holdings, Inc. 144A
6.50%, 7/15/10(b) ...............................        40            40,100
-----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $4,152,102)                                        4,146,126
-----------------------------------------------------------------------------

18                      See Notes to Financial Statements

Phoenix Low-Duration Core Plus Bond Fund

                                                      PAR
                                                     VALUE
                                                     (000)           VALUE
                                                    -------      ------------
NON-AGENCY MORTGAGE-BACKED SECURITIES--18.4%
Adjustable Rate Mortgage Trust 05-3, 2A1
4.719%, 7/25/35(e) ..............................   $   240      $    240,120

Chase Mortgage Finance Corp. 04-S3, 3A1 6%,
3/25/34 .........................................       142           144,970

Countrywide Home Loans Mortgage Pass-Through
Trust 04-12, 12A1 4.85%, 8/25/34(e) .............       155           155,823

Countrywide Home Loans Mortgage Pass-Through
Trust 04-13, 1A1 5.50%, 8/25/34 .................       105           105,307

Crown Castle Towers LLC 05-1A, AFX 144A
4.643%, 6/15/35(b) ..............................        75            75,360

CS First Boston Mortgage Securities Corp. 98-C1,
B 6.59%, 5/17/40 ................................       300           319,701

CS First Boston Mortgage Securities Corp. 99-C1,
A2 7.29%, 9/15/41 ...............................       150           164,926

First Horizon Mortgage Pass-Through Trust
04-AR4, 2A1 4.438%, 8/25/34(e) ..................       169           168,764

Residential Funding Mortgage Securities | 05-SA1,
2A 4.917%, 3/25/35(e) ...........................       212           213,487

Starwood Commercial Mortgage Trust 99-C1A, A1
144A 6.60%, 2/3/14(b) ...........................       270           281,536

Structured Asset Securities Corp. 05-1, 6A1 6%,
2/25/35 .........................................       191           194,456

Washington Mutual, Inc. 04-AR7, A6 3.953%,
7/25/34(e) ......................................       225           222,341

Wells Fargo Mortgage Backed Securities Trust
04-BB, A1 4.717%, 1/25/35(e) ....................       212           211,177

Wells Fargo Mortgage Backed Securities Trust
04-EE, 2A3 3.989%, 1/25/35(e) ...................       209           205,571

Wells Fargo Mortgage Backed Securities Trust
05-AR10, 2A16 4.111%, 6/25/35(e) ................        75            74,555
-----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $2,772,047)                                        2,778,094
-----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--12.1%

AUSTRALIA--1.2%
Commonwealth of Australia Series 1106 6.75%,
11/15/06 ........................................       235(h)        182,510

                                                      PAR
                                                     VALUE
                                                     (000)           VALUE
                                                    -------      ------------
BRAZIL--1.8%
Federative Republic of Brazil 8%, 4/15/14 .......   $   185      $    189,155

Federative Republic of Brazil DCB-L 4.313%,
4/15/12(e) ......................................        82            79,292
                                                                 ------------
                                                                      268,447
                                                                 ------------

CHILE--1.0%
Republic of Chile 5.625%, 7/23/07 ...............       150           154,260

COLOMBIA--0.5%
Republic of Colombia 9.75%, 4/23/09 .............        65            75,140

MEXICO--0.8%
United Mexican States 8.375%, 1/14/11 ...........       100           116,400

NEW ZEALAND--1.7%
Commonwealth of New Zealand Series 206 6.50%,
2/15/06 .........................................       360(i)        250,656

PHILIPPINES--1.3%
Republic of Philippines 8.375%, 3/12/09 .........       190           202,112

RUSSIA--1.8%
Russian Federation RegS 8.25%, 3/31/10(f) .......       250           272,725

TURKEY--1.4%
Republic of Turkey 11.75%, 6/15/10 ..............       175           218,312

VENEZUELA--0.6%
Republic of Venezuela 5.375%, 8/7/10 ............       100            93,406
-----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $1,842,318)                                        1,833,968
-----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(c)--7.3%

AUSTRALIA--1.6%
Westfield Capital Corp. 144A 4.375%,
11/15/10(b) .....................................       250           249,610

CANADA--0.9%
Rogers Wireless Communications, Inc. 8%,
12/15/12 ........................................       125           135,313

GERMANY--1.6%
Deutsche Telekom International Finance BV
8.50%, 6/15/10 ..................................       210           243,376

MEXICO--1.7%
America Movil SA de CV 3.805%, 4/27/07(e) .......       250           249,625

POLAND--0.5%
Telekomunikacja Polska SA Finance BV 144A
7.75%, 12/10/08(b) ..............................        75            82,775

                    See Notes to Financial Statements                         19

Phoenix Low-Duration Core Plus Bond Fund

                                                      PAR
                                                     VALUE
                                                     (000)           VALUE
                                                    -------      ------------
SOUTH KOREA--1.0%
Korea Development Bank 3.875%, 3/2/09 ...........   $   150      $    147,500
-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $1,107,951)                                        1,108,199
-----------------------------------------------------------------------------

LOAN AGREEMENTS--3.8%

BROADCASTING & CABLE TV--0.3%
DIRECTV Holdings LLC Tranche Loan B 5.004%,
4/13/13(e) ......................................        50            50,375

ENVIRONMENTAL & FACILITIES SERVICES--0.8%
Allied Waste Industries, Inc. 5.266%,
1/15/12(e) ......................................        34            33,890

Allied Waste Industries, Inc. 5.504%,
1/15/12(e) ......................................        91            91,501
                                                                 ------------
                                                                      125,391
                                                                 ------------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.5%
Mosaic Global Holdings, Inc. Tranche Loan B
4.766%, 2/21/12(e)(g) ...........................        75            75,937

HEALTH CARE FACILITIES--1.0%
LifePoint Hospitals, Inc. Tranche Loan B
5.129%, 4/15/12(e) ..............................       150           150,375

INTEGRATED TELECOMMUNICATION SERVICES--0.7%
NTELOS, Inc. Tranche Loan B 5.766%,
8/24/11(e) ......................................       100           100,125

PAPER PRODUCTS--0.5%
NewPage Corp. Tranche Loan B 6.504%,
5/2/11(e) .......................................        75            75,891
-----------------------------------------------------------------------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $575,078)                                            578,094
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.1%
(IDENTIFIED COST $14,975,582)                                      14,993,442(a)

Other assets and liabilities, net--0.9%                               129,039
                                                                 ------------
NET ASSETS--100.0%                                               $ 15,122,481
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $69,587 and gross depreciation of $56,076 for federal income tax purposes. At June 30, 2005, the aggregate cost of securities for federal income tax purposes was $14,979,931.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to a value of $1,579,135 or 10.4% of net assets.
(c) Foreign corporate bonds are determined based on the country in which the security is issued. The country at risk is determined based on criteria described in Note 2H "Foreign security country determination" in the Notes to Financial Statements.
(d) All or a portion segregated as collateral for delayed delivery transactions or forward currency contracts.
(e) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(f) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(g)   This security has a delayed delivery settlement date.
(h)   Par value represents Australian Dollar.
(i)   Par value represents New Zealand Dollar.

20                      See Notes to Financial Statements

Phoenix Low-Duration Core Plus Bond Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2005
                                   (UNAUDITED)

ASSETS
Investment securities at value (Identified cost $14,975,582)     $ 14,993,442
Cash                                                                  156,697
Receivables
   Interest                                                            94,359
   Receivable from adviser                                              6,295
Prepaid expenses                                                       22,577
                                                                 ------------
      Total assets                                                 15,273,370
                                                                 ------------

LIABILITIES
Payables
   Investment securities purchased                                     97,971
   Professional fee                                                    10,997
   Transfer agent fee                                                   9,350
   Trustees' fee                                                        4,360
   Financial agent fee                                                  3,412
   Service fee                                                          1,031
Net unrealized depreciation on forward currency contracts               9,582
Accrued expenses                                                       14,186
                                                                 ------------
      Total liabilities                                               150,889
                                                                 ------------
NET ASSETS                                                       $ 15,122,481
                                                                 ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                 $ 15,212,962
Distributions in excess of net investment income                           (2)
Accumulated net realized loss                                         (98,551)
Net unrealized appreciation                                             8,072
                                                                 ------------
NET ASSETS                                                       $ 15,122,481
                                                                 ============
CLASS X
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $10,084,452)                 1,014,606
Net asset value and offering price per share                     $       9.94

CLASS Y
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $5,038,029)                    506,884
Net asset value and offering price per share                     $       9.94

                             STATEMENT OF OPERATIONS
                   FROM INCEPTION FEBRUARY 28 TO JUNE 30, 2005
                                   (UNAUDITED)

INVESTMENT INCOME
Interest                                                         $    242,084
                                                                 ------------
      Total investment income                                         242,084
                                                                 ------------

EXPENSES
Investment advisory fee                                                22,467
Service fees, Class Y                                                   4,160
Financial agent fee                                                    12,958
Registration                                                           13,370
Transfer agent                                                         12,390
Professional                                                           11,771
Trustees                                                                9,191
Printing                                                                7,215
Custodian                                                               4,935
Miscellaneous                                                          10,275
                                                                 ------------
      Total expenses                                                  108,732
      Less expenses reimbursed by investment adviser                  (79,274)
      Custodian fees paid indirectly                                     (334)
                                                                 ------------
      Net expenses                                                     29,124
                                                                 ------------
NET INVESTMENT INCOME                                                 212,960
                                                                 ============

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments                                      (76,875)
Net realized loss on foreign currency transactions                    (21,676)
Net change in unrealized appreciation (depreciation)
   on investments                                                      17,860
Net change in unrealized appreciation (depreciation) on foreign
   currency transactions and translation                               (9,788)
                                                                 ------------
NET LOSS ON INVESTMENTS                                               (90,479)
                                                                 ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $    122,481
                                                                 ============

                        See Notes to Financial Statements                     21

Phoenix Low-Duration Core Plus Bond Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                            From Inception
                                                           February 28, 2005
                                                            to June 30, 2005
                                                               (Unaudited)
                                                           -----------------
FROM OPERATIONS
   Net investment income (loss)                            $         212,960
   Net realized gain (loss)                                          (98,551)
   Net change in unrealized appreciation (depreciation)                8,072
                                                           -----------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
      OPERATIONS                                                     122,481
                                                           -----------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class X                                   (144,741)
   Net investment income, Class Y                                    (68,221)
                                                           -----------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
      SHAREHOLDERS                                                  (212,962)
                                                           -----------------
FROM SHARE TRANSACTIONS
CLASS X
   Proceeds from sales of shares (1,000,000 shares)               10,000,000
   Net asset value of shares issued from reinvestment
      of distributions (14,606 shares)                               144,741
                                                           -----------------
Total                                                             10,144,741
                                                           -----------------
CLASS Y
Proceeds from sales of shares (500,000 shares)                     5,000,000
Net asset value of shares issued from reinvestment
      of distributions (6,884 shares)                                 68,221
                                                           -----------------
Total                                                              5,068,221
                                                           -----------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE
      TRANSACTIONS                                                15,212,962
                                                           -----------------
   NET INCREASE (DECREASE) IN NET ASSETS                          15,122,481

NET ASSETS
   Beginning of period                                                    --
                                                           -----------------
   END OF PERIOD [INCLUDING DISTRIBUTIONS IN EXCESS OF NET
      INVESTMENT INCOME OF ($2)]                           $      15,122,481
                                                           =================

22                         See Notes to Financial Statements

Phoenix Low-Duration Core Plus Bond Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                CLASS X
                                                           -----------------
                                                            FROM INCEPTION
                                                           FEBRUARY 28, 2005
                                                            TO JUNE 30, 2005
                                                              (UNAUDITED)
                                                           -----------------
Net asset value, beginning of period                       $           10.00

INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                         0.14
   Net realized and unrealized gain (loss)                             (0.06)
                                                           -----------------
      TOTAL FROM INVESTMENT OPERATIONS                                  0.08
                                                           -----------------
LESS DISTRIBUTIONS
   Dividends from net investment income                                (0.14)
                                                           -----------------
      TOTAL DISTRIBUTIONS                                              (0.14)
                                                           -----------------
Change in net asset value                                              (0.06)
                                                           -----------------
NET ASSET VALUE, END OF PERIOD                             $            9.94
                                                           =================
Total return                                                            0.85%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                      $          10,084

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                               0.50%(1)
   Gross operating expenses                                             2.09%(1)
   Net investment income                                                4.35%(1)
Portfolio turnover                                                        38%(2)

                                                                CLASS Y
                                                           -----------------
                                                            FROM INCEPTION
                                                           FEBRUARY 28, 2005
                                                            TO JUNE 30, 2005
                                                              (UNAUDITED)
                                                           -----------------
Net asset value, beginning of period                       $           10.00

INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                         0.14
   Net realized and unrealized gain (loss)                             (0.06)
                                                           -----------------
      TOTAL FROM INVESTMENT OPERATIONS                                  0.08
                                                           -----------------
LESS DISTRIBUTIONS
   Dividends from net investment income                                (0.14)
                                                           -----------------
      TOTAL DISTRIBUTIONS                                              (0.14)
                                                           -----------------
Change in net asset value                                              (0.06)
                                                           -----------------
NET ASSET VALUE, END OF PERIOD                             $            9.94
                                                           =================
Total return                                                            0.77%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                      $           5,038

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                               0.75%(1)
   Gross operating expenses                                             2.34%(1)
   Net investment income                                                4.10%(1)
Portfolio turnover                                                        38%(2)

(1) Annualized.
(2) Not annualized.

                      See Notes to Financial Statements                       23

PHOENIX INSTITUTIONAL MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005 (UNAUDITED)

1.    ORGANIZATION

      Phoenix Institutional Mutual Funds (the "Trust") is organized as a Delaware business trust, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

      Currently two Funds are offered for sale (each a "Fund"). The Institutional Bond Fund is diversified and has an investment objective to generate a high level of current income and appreciation of capital consistent with prudent investment risk. The Low-Duration Core Plus Bond Fund is diversified and has a primary objective to provide high current income while attempting to limit changes in the Fund's net asset value per share caused by interest rate changes. Each Fund offers the following classes of shares for sale:

                                            Class X   Class Y
                                            -------   -------
Institutional Bond .....................       x         x
Low-Duration Core Plus Bond ............       x         x

      Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class Y bears service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares, except that Class X bears no distribution or service expenses.

2.    SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A.    SECURITY VALUATION:

      Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

      Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

      As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

      Certain securities held by the Trust were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. At June 30, 2005, the total value of these securities represented approximately 6% of net assets of the Institutional Bond Fund.

      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B.    SECURITY TRANSACTIONS AND RELATED INCOME:

      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C.    INCOME TAXES:

      Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the "Code") and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

      The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

D.    DISTRIBUTIONS TO SHAREHOLDERS:

      Distributions are declared and recorded by each Fund on the ex-dividend date. For the Low-Duration Core Plus Bond Fund, income distributions are declared and recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

24                        See Notes to Financial Statements

PHOENIX INSTITUTIONAL MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005 (UNAUDITED) (CONTINUED)

E.    EXPENSES

      Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F.    FOREIGN CURRENCY TRANSLATION:

      Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid, is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

G.    FORWARD CURRENCY CONTRACTS:

      Each Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

      A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as unrealized gain or loss. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

      At June 30, 2005, the Low-Duration Core Plus Fund had entered into forward currency contracts as follows:

   Contract          In                                Net Unrealized
      to          Exchange     Settlement               Appreciaion
   Receive           for          Date        Value    (Depreciation)
--------------   -----------   ----------   --------   --------------
25,996,249 JPY   USD 242,956       9/2/05   $235,937   $       (7,019)
 7,754,175 JPY   USD  73,015      9/13/05     70,452           (2,563)
                                                       --------------
                                                       $       (9,582)
                                                       ==============

H.    FOREIGN SECURITY COUNTRY DETERMINATION:

      A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

I.    WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS:

      Each Fund may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

J.    LOAN AGREEMENTS:

      Each Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Each Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.

K.    INDEMNIFICATIONS:

      Under the Funds' organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

3.    INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

      As compensation for its services to the Trust, the Adviser, Phoenix Investment Counsel, Inc. ("PIC"), an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX") is entitled to a fee based

PHOENIX INSTITUTIONAL MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005 (UNAUDITED) (CONTINUED)

upon the following annual rates as a percentage of the average daily net assets of each fund:

                                             1st $1     $1 +
                                            Billion   Billion
                                            -------   -------
Institutional Bond ......................    0.45%     0.40%
Low-Duration Core Plus Bond .............    0.45%     0.45%

      The Adviser has voluntarily agreed to reimburse total operating expenses of each Fund, (excluding interest, taxes, brokerage fees, commissions and extraordinary expenses) until April 30, 2006, to the extent that such expenses exceed the following percentages of average annual net assets:

                                            Class X   Class Y
                                            -------   -------
Institutional Bond ......................    0.55%     0.80%
Low-Duration Core Plus Bond .............    0.50%     0.75%

      The Adviser will not seek to recapture any prior year's reimbursed investment advisory fees.

      Phoenix Equity Planning Corporation ("PEPCO"), an indirect, wholly-owned subsidiary of PNX, serves as the national distributor of each Fund's shares. Each Fund pays PEPCO a service fee at an annual rate of 0.25% for Class Y shares applied to the average daily net assets of that class.

      As financial agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide tax services and oversight of the performance of PFPC Inc. (subagent to PEPCO) plus (2) the documented cost of fund accounting and related services provided by PFPC Inc. The fee schedule of PFPC Inc. ranges from 0.06% to 0.03% of the average daily net assets of each Fund. Certain minimum fees may apply. For the period ("the period") ended June 30, 2005 the Trust incurred financial agent fees totaling $60,642.

      PEPCO serves as the Trust's transfer agent with State Street Bank and Trust Company serving as sub-transfer agent. For the period ended June 30, 2005, transfer agent fees were $31,727 as reported in the Statement of Operations, of which PEPCO retained $0.

      PNX and its affiliates, the retirement plans of PNX and its affiliates, and Phoenix affiliated Funds held shares which aggregated the following:

                                                      Aggregate
                                                      Net Asset
                                            Shares      Value
                                          ---------   -----------
Institutional Bond
      Class Y .........................     588,025   $18,693,315
Low-Duration Core Plus Bond
      Class X .........................   1,014,606    10,084,452
      Class Y .........................     506,884     5,038,029

4.    PURCHASES AND SALES OF SECURITIES

      Purchases and sales of securities (excluding U.S. Government and agency securities, forward currency contracts, and short-term securities) for the period ended June 30, 2005, were as follows:

                                           Purchases       Sales
                                          -----------   -----------
Institutional Bond ....................   $37,625,921   $64,278,301
Low-Duration Core Plus Bond ...........    16,206,134     4,630,683

      Purchases and sales of long-term U.S. Government and agency securities for the period ended June 30, 2005, were as follows:

                                           Purchases       Sales
                                          -----------   -----------
Institutional Bond ....................   $19,964,811   $48,555,216
Low-Duration Core Plus Bond ...........     3,985,294       999,556

5.    CREDIT RISK AND ASSET CONCENTRATIONS

      In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

      Each Fund may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

      High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser to accurately predict risk.

6.    ILLIQUID AND RESTRICTED SECURITIES

      Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund's Schedule of Investments where applicable.

PHOENIX INSTITUTIONAL MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005 (UNAUDITED) (CONTINUED)

      Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

      At June 30, 2005, the Institutional Bond Fund held the following restricted security:

                                                   Market
                    Acquisition   Acquisition     Value at         % of
                        Date          Cost      June 30, 2005   Net Assets
                    -----------   -----------   -------------   ----------
Northampton Pulp
   LLC ..........     12/30/99    $   184,367   $       3,128        0%

      The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

7.    OTHER

      As of June 30, 2005, the Trust had shareholders who each individually owned more than 10% of shares outstanding as follows:

                                   Number of    % of Shares
                                 Shareholders   Outstanding
                                 ------------   -----------
Institutional Bond ............       1             25.0%
Low-Duration Core Plus Bond ...       1             99.6%

      During the period ended June 30, 2005, the Institutional Bond Fund distributed securities in lieu of cash for an Institutional shareholder redemption. The shareholder received a pro-rata portion of the Fund's holdings. The value of the redemption was $51,212,520 (of which $1,145,444 was a realized gain for financial reporting purposes). Institutional shares of $1,617,578 were redeemed from the Fund as part of this transaction.

8.    REGULATORY EXAMS:

      Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. The Boston District Office of the SEC recently completed a compliance examination of certain of the Company's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. The Company has responded to the SEC with respect to each comment in the letter. We do not believe that the outcome of this matter will be material to these financial statements.

9.    FEDERAL INCOME TAX INFORMATION

      The Funds have capital loss carryovers, which may be used to offset future capital gains, as follows:

                                         Expiration Year
                   -------------------------------------------------------------
                      2007         2008      2009   2010     2011        Total
                   ----------   ----------   ----   ----   --------   ----------
Institutional
   Bond Fund       $3,023,482   $2,194,743   $ --   $ --   $364,396   $5,582,621

      The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on the investments prior to the expiration of the capital loss carryover.

10.   PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)

      The Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2004 (the Trust will be filing an updated Form N-PX on August 30, 2005 as of June 30, 2005), free of charge, by calling toll-free 800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

11.   FORM N-Q INFORMATION

      The Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 800-SEC-0330.

FUND MANAGEMENT TABLES (UNAUDITED)

      Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

      The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.

                                                        INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                                  NUMBER OF
                                                PORTFOLIOS IN
                                                FUND COMPLEX
      NAME, ADDRESS AND          LENGTH OF       OVERSEEN BY                PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
        DATE OF BIRTH           TIME SERVED        TRUSTEE                        OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  E. Virgil Conway              Served since          52          Chairman, Rittenhouse Advisors, LLC (consulting firm) since 2001.
  Rittenhouse Advisors, LLC     1996.                             Trustee/ Director, Realty Foundation of New York (1972-present),
  101 Park Avenue                                                 Josiah Macy, Jr. Foundation (Honorary) (2004-present), Pace
  New York, NY 10178                                              University (Director/Trustee Emeritus) (2003-present), Greater
  DOB: 8/2/29                                                     New York Councils, Boy Scouts of America (1985-present), The
                                                                  Academy of Political Science (Vice Chairman) (1985-present),
                                                                  Urstadt Biddle Property Corp. (1989-present), Colgate University
                                                                  (Trustee Emeritus) (since 2004). Director/Trustee, The Harlem
                                                                  Youth Development Foundation, (Chairman) (1998-2002),
                                                                  Metropolitan Transportation Authority (Chairman) (1992-2001),
                                                                  Trism, Inc. (1994-2001), Consolidated Edison Company of New York,
                                                                  Inc. (1970-2002), Atlantic Mutual Insurance Company (1974-2002),
                                                                  Centennial Insurance Company (1974-2002), Union Pacific Corp.
                                                                  (1978-2002), BlackRock Freddie Mac Mortgage Securities Fund
                                                                  (Advisory Director) (1990-2000), Accuhealth (1994-2002), Pace
                                                                  University (1978-2003), New York Housing Partnership Development
                                                                  Corp. (Chairman) (1981-2003), Josiah Macy, Jr. Foundation
                                                                  (1975-2004). Trust/Director, Phoenix Funds Complex
                                                                  (1983-present).
------------------------------------------------------------------------------------------------------------------------------------
  Harry Dalzell-Payne           Served since          52          Retired. Trustee/Director, Phoenix Funds Complex (1983-present).
  The Flat, Elmore Court        1996.
  Elmore, GL0S, GL2 3NT
  U.K.
  DOB: 8/9/29
------------------------------------------------------------------------------------------------------------------------------------
  S. Leland Dill                Served since          50          Retired. Trustee, Phoenix Funds Family (1989-present). Trustee,
  7721 Blue Heron Way           2004.                             Scudder Investments (55 portfolios) (1986-present). Director,
  West Palm Beach, FL 33412                                       Coutts & Co. Trust Holdings Limited (1991-2000), Coutts & Co.
  DOB: 3/28/30                                                    Group (1991-2000) and Coutts & Co. International (USA) (private banking) (1991-2000). Director, Vintors International Company,
                                                                  Inc. (1989-1992).
------------------------------------------------------------------------------------------------------------------------------------
  Francis E. Jeffries           Served since          52          Director, The Empire District Electric Company (1984-2004).
  8477 Bay Colony Dr. #902      1996.                             Trustee/Director, Phoenix Funds Complex (1987-present).
  Naples, FL 34108
  DOB: 9/23/30
------------------------------------------------------------------------------------------------------------------------------------
  Leroy Keith, Jr.              Served since          50          Partner, Stonington Partners, Inc. (private equity fund) since
  Stonington Partners, Inc.     1996.                             2001. Director/Trustee, Evergreen Funds (six portfolios).
  736 Market Street, Ste. 1430                                    Trustee, Phoenix Funds Family (1980-present).Director, Lincoln
  Chattanooga, TN 37402                                           Educational Services (2002-2004). Director, Diversapak (2002-
  DOB: 2/14/39                                                    present), Oboji Medical Products Company ( 2002-present).
                                                                  Chairman (1998 to 2000) and Chief Executive Officer (1995-1998),
                                                                  Carson Products Company (cosmetics).
------------------------------------------------------------------------------------------------------------------------------------

                                                        INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                                  NUMBER OF
                                                PORTFOLIOS IN
                                                FUND COMPLEX
      NAME, ADDRESS AND          LENGTH OF       OVERSEEN BY                PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
        DATE OF BIRTH           TIME SERVED        TRUSTEE                        OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  Geraldine M. McNamara         Served since          52          Managing Director, U.S. Trust Company of New York (private bank)
  U.S. Trust Company of New     2001.                             (1982-present). Trustee/Director, Phoenix Funds Complex
  York                                                            (2001-present).
  11 West 54th Street
  New York, NY 10019
  DOB: 4/17/51
------------------------------------------------------------------------------------------------------------------------------------
  Everett L. Morris             Served since          52          Retired. Trustee/Director, Phoenix Funds Complex (1991-present).
  164 Laird Road                1996.                             Director, W.H. Reaves and Company (2004-present). Vice President,
  Colts Neck, NJ 07722                                            W.H. Reaves and Company (investment management) (1993-2003).
  DOB: 5/26/28
------------------------------------------------------------------------------------------------------------------------------------
  James M. Oates                Served since          50          Chairman, Hudson Castle Group, Inc. (Formerly IBEX Capital
  c/o Northeast Investment      1996.                             Markets, Inc.) (financial services) (1997-present). Managing
  Management, Inc.                                                Director Wydown Group (consulting firm) (1994-present).
  150 Federal Street                                              Director, Investors Financial Service Corporation (1995-present),
  Suite 1000                                                      Investors Bank & Trust Corporation (1995-present), Stifel
  Boston, MA 02110                                                Financial (1996-present), Connecticut River Bancorp
  DOB: 5/31/46                                                    (1998-present), Connecticut River Bank (1999-present), Trust
                                                                  Company of New Hampshire (2002-present). Chairman, Emerson
                                                                  Investment Management, Inc. (2000-present). Director/Trustee,
                                                                  John Hancock Trust (2004-present), AIB Govett Funds (1991-2000)
                                                                  and Command Systems, Inc. (1998-2000), Phoenix Investment
                                                                  Partners, Ltd. (1995-2001), 1Mind, Inc. (2000-2002), 1Mind.com,
                                                                  Plymouth Rubber Co. (1995-2003). Director and Treasurer,
                                                                  Endowment for Health, Inc. (2000-2004). Trustee / Director
                                                                  Phoenix Funds Family (1987 - present)
------------------------------------------------------------------------------------------------------------------------------------
  Donald B. Romans              Served since          50          Retired. President, Romans & Company (private investors and
  39 S. Sheridan Road           2004.                             financial consultants) (1987-2005). Trustee/Director, Phoenix
  Lake Forest, IL 60045                                           Funds Family (1996-present). Trustee, Burnham Investors Trust (5
  DOB: 4/22/31                                                    portfolios) (1967-2003).
------------------------------------------------------------------------------------------------------------------------------------
  Richard E. Segerson           Served since          50          Managing Director, Northway Management Company (1998-present).
  Northway Management           1996.                             Trustee/ Director, Phoenix Funds Family (1983-present).
  Company LLC
  164 Mason Street
  Greenwich, CT 06830
  DOB: 2/16/46
------------------------------------------------------------------------------------------------------------------------------------
  Ferdinand L. J. Verdonck      Served since          50          Director, Banco Urquijo (Chairman)(1998-present). Trustee,
  Nederpolder, 7                2004.                             Phoenix Funds Family (2002-present). Director EASDAQ
  B-9000 Gent, Belgium                                            (Chairman)(2001-present), The J.P. Morgan Fleming Continental
  DOB: 7/30/42                                                    European Investment Trust (1998-present), Groupe SNEF(1998-
                                                                  present), Degussa Antwerpen N.V.(1998-present), Santens
                                                                  N.V.(1999-present) Managing Director, Almanij N.V. (1992-2003);
                                                                  Director, KBC Bank and Insurance Holding Company (Euronext)
                                                                  (1992-2003), KBC Bank (1992-2003), KBC Insurance (1992-2003),
                                                                  Kredietbank, S.A. Luxembourgeoise (1992-2003), Investco N.V.
                                                                  (1992-2003), Gevaert N.V. (1992-2003), Fidea N.V. (1992-2003),
                                                                  Almafin N.V. (1992-2003), Centea N.V. (1992-2003), Dutch Chamber
                                                                  of Commerce for Belgium and Luxemburg, Phoenix Investment
                                                                  Partners, Ltd. (1995-2001).
------------------------------------------------------------------------------------------------------------------------------------

                                                        INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                                  NUMBER OF
                                                PORTFOLIOS IN
                                                FUND COMPLEX
      NAME, ADDRESS AND          LENGTH OF       OVERSEEN BY                PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
        DATE OF BIRTH           TIME SERVED        TRUSTEE                        OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  Lowell P. Weicker, Jr.        Served since          50          Director, Medallion Financial New York (2003-present), Compuware
  7 Little Point Street         1996.                             (1996-present), WWF, Inc. (2000-present). President, The Trust
  Essex, CT 06426                                                 for America's Health (non-profit) (2001-present).
  DOB: 5/16/31                                                    Trustee/Director, Phoenix Funds Family (1995-present). Director,
                                                                  UST, Inc. (1995-2004), HPSC Inc. (1995-2004).
------------------------------------------------------------------------------------------------------------------------------------

                               INTERESTED TRUSTEES

      Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

------------------------------------------------------------------------------------------------------------------------------------
                                                  NUMBER OF
                                                PORTFOLIOS IN
                                                FUND COMPLEX
      NAME, ADDRESS AND          LENGTH OF       OVERSEEN BY                PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
        DATE OF BIRTH           TIME SERVED        TRUSTEE                       OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
 *Marilyn E. LaMarche           Served since          50          Limited Managing Director, Lazard Freres & Co. LLC (1997-2005).
  Lazard Freres & Co. LLC       2002.                             Trustee/ Director, Phoenix Funds Family (2002-2005). Director,
  30 Rockefeller Plaza,                                           The Phoenix Companies, Inc. (2001-2005) and Phoenix Life Insurance
  59th Floor                                                      Company (1989-2005).
  New York, NY 10020
  DOB: 5/11/34
------------------------------------------------------------------------------------------------------------------------------------
**Philip R. McLoughlin          Served since          72          Director, PXRE Corporation (Delaware) (1985-present), World Trust
  DOB: 10/23/46                 1996.                             Fund (1991-present). Management Consultant (2002-2004), Chairman
                                                                  (1997-2002), Chief Executive Officer (1995-2002), Director
                                Chairman                          (1995-2002) and Vice Chairman (1995-1997), Phoenix Investment
                                                                  Partners, Ltd. Director and Executive Vice President, The Phoenix
                                                                  Companies, Inc. (2000-2002). Director (1994-2002) and Executive
                                                                  Vice President, Investments (1987-2002), Phoenix Life Insurance
                                                                  Company. Director (1983-2002) and Chairman (1995-2002), Phoenix
                                                                  Investment Counsel, Inc. Director (1982-2002) and President
                                                                  (1990-2000), Phoenix Equity Planning Corporation. Chairman and
                                                                  President, Phoenix/Zweig Advisers LLC (2001-2002). Director
                                                                  (2001-2002) and President (April 2002-September 2002), Phoenix
                                                                  Investment Management Company. Director and Executive Vice
                                                                  President, Phoenix Life and Annuity Company (1996-2002). Director
                                                                  (1995-2000) and Executive Vice President (1994-2002) and Chief
                                                                  Investment Counsel (1994-2002), PHL Variable Insurance Company.
                                                                  Director, Phoenix National Trust Holding Company (2001-2002).
                                                                  Director (1985-2002) and Vice President (1986-2002) and Executive
                                                                  Vice President (2002-2002), PM Holdings, Inc. Director, W.S.
                                                                  Griffith Associates, Inc. (1995-2002). Director (1992-2002) and
                                                                  President (1993-1994), W.S. Griffith Securities, Inc.
                                                                  Director/Trustee, Phoenix Funds Complex (1989-present)
------------------------------------------------------------------------------------------------------------------------------------

* Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her former position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.

** Mr. McLoughlin is an "interested person", as defined in the Investment
   Company Act of 1940, by reason of his former relationship with Phoenix Investment Partners, Ltd. and its affiliates.

                                             OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                POSITION(S) HELD WITH
    NAME, ADDRESS AND            TRUST AND LENGTH OF                                PRINCIPAL OCCUPATION(S)
      DATE OF BIRTH                  TIME SERVED                                      DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
  Daniel T. Geraci              President since 2004.           Executive Vice President, Asset Management, The Phoenix
  DOB: 6/12/57                                                  Companies, Inc. (wealth management) (since 2003). President and
                                                                Chief Executive Officer, Phoenix Investment Partners, Ltd. (since
                                                                2003). President, certain funds within the Phoenix Fund Complex
                                                                (2004-present). President and Chief Executive Officer of North
                                                                American investment operations, Pioneer Investment Management
                                                                USA, Inc. (2001-2003). President of Private Wealth Management
                                                                Group (2000-2001), Executive Vice President of Distribution and
                                                                Marketing for U.S. institutional services business (1998-2000),
                                                                Fidelity Investments.
------------------------------------------------------------------------------------------------------------------------------------
  George R. Aylward             Executive Vice President        Senior Vice President and Chief Operating Officer, Asset
  DOB: 8/17/64                  since 2004.                     Management, The Phoenix Companies, Inc. (2004-present). Executive
                                                                Vice President and Chief Operating Officer, Phoenix Investment
                                                                Partners, Ltd. (2004-present). Vice President, Phoenix Life
                                                                Insurance Company (2002-2004). Vice President, The Phoenix
                                                                Companies, Inc. (2001-2004). Vice President, Finance, Phoenix
                                                                Investment Partners, Ltd. (2001-2002). Assistant Controller,
                                                                Phoenix Investment Partners, Ltd. (1996-2002). Executive Vice
                                                                President, certain funds within the Phoenix Fund Complex
                                                                (2004-present).
------------------------------------------------------------------------------------------------------------------------------------
  Francis G. Waltman            Senior Vice President           Vice President and Chief Administrative Officer, Phoenix
  DOB: 7/27/62                  since 2004.                     Investment Partners Ltd. (2003-present), Senior Vice President and Chief Administrative Officer, Phoenix Equity Planning
                                                                Corporation (1999-present), Senior Vice President, certain funds within the Phoenix Fund Family (2004-present).
------------------------------------------------------------------------------------------------------------------------------------
  Marc Baltuch                  Vice President and              Chief Compliance Officer, Zweig-DiMenna Associates LLC
  900 Third Avenue              Chief Compliance Officer        (1989-present); Vice President and Compliance Officer, certain
  New York, NY 10022            since 2004.                     Funds in the Phoenix Fund Complex; Vice President, The Zweig
  DOB: 9/23/45                                                  Total Return Fund, Inc. (2004-present); Vice President, The Zweig
                                                                Fund, Inc. (2004-present); President and Director of Watermark
                                                                Securities, Inc. (1991-present); Assistant Secretary of Gotham
                                                                Advisors Inc. (1990-present); Secretary, Phoenix-Zweig Trust
                                                                (1989-2003); Secretary, Phoenix-Euclid Market Neutral Fund
                                                                (1999-2002).
------------------------------------------------------------------------------------------------------------------------------------
  Nancy G. Curtiss              Chief Financial Officer and     Vice President, Fund Accounting (1994-2000), Treasurer
  DOB: 11/24/52                 Treasurer since 1996.           (1996-2000), Assistant Treasurer (2001-2003), Phoenix Equity
                                                                Planning Corporation. Vice President (2003-present), Phoenix
                                                                Investment Partners, Ltd. Chief Financial Officer and Treasurer
                                                                or Assistant Treasurer, certain Funds within the Phoenix Fund
                                                                Complex (1994-present).
------------------------------------------------------------------------------------------------------------------------------------
  Kevin J. Carr                 Vice President, Counsel,        Vice President and Counsel, Phoenix Life Insurance Company (May
  One American Row              Secretary and Chief Legal       2005-present). Vice President, Counsel, Chief Legal Officer and
  Hartford, CT 06102            Officer since 2005.             Secretary of certain funds within the Phoenix Fund Complex (May
  DOB: 8/3/54                                                   2005-present). Compliance Officer of Investments and Counsel,
                                                                Travelers Life & Annuity Company (January 2005-May 2005).
                                                                Assistant General Counsel, The Hartford Financial Services Group
                                                                (1999-2005).
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX INSTITUTIONAL MUTUAL FUNDS

101 Munson Street
Greenfield, MA 01301

TRUSTEES                                              INVESTMENT ADVISER
E. Virgil Conway                                      Phoenix Investment Counsel, Inc.
Harry Dalzell-Payne                                   56 Prospect Street
S. Leland Dill                                        Hartford, CT 06115-0480
Francis E. Jeffries
Leroy Keith, Jr.                                      PRINCIPAL UNDERWRITER
Marilyn E. LaMarche                                   Phoenix Equity Planning Corporation
Philip R. McLoughlin                                  One American Row
Geraldine M. McNamara                                 Hartford, CT 06102
Everett L. Morris
James M. Oates                                        CUSTODIAN
Donald B. Romans                                      JP Morgan Chase Bank
Richard E. Segerson                                   1 Chase Manhattan Plaza
Ferdinand L. J. Verdonck                              Floor 3B
Lowell P. Weicker, Jr.                                New York, NY 10081

OFFICERS                                              State Street Bank and Trust Company
Daniel T. Geraci, President                           P.O. Box 5501
George R. Aylward, Executive Vice President           Boston, MA 02206-5501
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and Chief                TRANSFER AGENT
  Compliance Officer                                  Phoenix Equity Planning Corporation
Nancy G. Curtiss, Chief Financial Officer             One American Row
  and Treasurer                                       Hartford, CT 06102
Kevin J. Carr, Vice President, Counsel,
  Secretary and Chief Legal Officer                   HOW TO CONTACT US
                                                      Mutual Fund Services          1-800-814-1897 (option 3)
                                                      Web site                               PHOENIXFUNDS.COM

-----------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has
modified mailing regulations for semiannual
and annual shareholder fund reports to allow
mutual fund companies to send a single copy
of these reports to shareholders who share
the same mailing address. If you would like
additional copies, please call Mutual Fund
Services at 1-800-243-1574.
-----------------------------------------------

--------------------------------------------------------------------------------
                                                                 ---------------
                                                                    PRESORTED
                                                                    STANDARD
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                 Louisville, KY
[GRAPHIC OMITTED] PHOENIXFUNDS(SM)                               Permit No. 1051
                                                                 ---------------

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.

NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

PXP091                                                                      8-05


ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

At a Board of Trustees meeting held May 16, 2005, the Trustees approved a Policy for the Consideration of Trustee Nominees as follows:

                                  PHOENIX FUNDS

                POLICY FOR THE CONSIDERATION OF TRUSTEE NOMINEES
                ------------------------------------------------

         The following Policy for the Consideration of Trustee Nominees (the "Policy") shall be followed by the Governance and Nominating Committee (the "Committee") of the Phoenix Funds (the "Trust") in filling vacancies on the Board of Trustees or when Trustees are to be nominated for election by shareholders.

MINIMUM NOMINEE QUALIFICATIONS
------------------------------

1. With respect to nominations for Trustees who are not interested persons of the Trust as defined by Section 2(a)(19) of the Investment Company Act of 1940 (the "1940 Act") ("Disinterested Trustees"), nominees shall be independent of the Trust's investment advisers and other principal service providers. The Committee shall also consider the effect of any relationship beyond those delineated in the 1940 Act that might impair independence, such as business, financial or family relationships with the investment adviser or its affiliates.

2. Disinterested Trustee nominees must qualify for service on the Trust's Audit Committees.

3. With respect to all Trustees, nominees must qualify under all applicable laws and regulations.

4. The proposed nominee may not be within five years of the Trust's retirement age for Trustees.

5. The Committees may also consider such other factors as they may determine to be relevant.

OTHER QUALIFICATIONS
--------------------

1. With respect to all proposed nominees, the Committee shall consider whether the proposed nominee serves on boards of or is otherwise affiliated with competing financial service organizations or their related fund complexes or companies in which the Trust may invest.

2. The Committee shall consider whether the proposed nominee is able to and intends to commit the time necessary for the performance of Trustee duties.

3. The Committee shall consider the integrity and character of the proposed nominee, and the proposed nominee's compatibility with the current Trustees.

4.   The Committee may require an interview with the proposed nominee.

NOMINEES RECOMMENDED BY SHAREHOLDERS
------------------------------------

1. The Committee shall consider nominations for openings on the Board of Trustees from shareholders who have individually held for at least one full year five percent of the shares of a series of the Trust.
2. The Committee shall give candidates recommended by shareholders the same consideration as any other candidate.
3. Shareholder recommendations should be sent to the attention of the Committee in care of the Trust's Secretary and should include biographical information, including business experience for the past ten years and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be a Disinterested Trustee, if applicable.

PROCESS FOR IDENTIFYING AND EVALUATING TRUSTEE NOMINEES
-------------------------------------------------------

1. When identifying and evaluating prospective nominees for openings on the Board of Trustees, the Committee shall review all recommendations in the same manner, including those received from shareholders.

2. The Committee shall first determine if the prospective nominee meets the minimum qualifications set forth above. Those proposed nominees meeting the minimum qualifications will then be considered by the Committee with respect to the other qualifications listed above, and any other qualifications deemed to be important by the Committee.

3. Those nominees selected by the Committee shall be recommended to the Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-2(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.


     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)   Phoenix Institutional Mutual Funds
            -----------------------------------------------------------------


By (Signature and Title)*  /s/ George R. Aylward
                         ----------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date      September 2, 2005
    -------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         ----------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date      September 2, 2005
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By (Signature and Title)*  /s/ Nancy G. Curtiss
                         ----------------------------------------------------
                          Nancy G. Curtiss, Chief Financial Officer and
                          Treasurer
                          (principal financial officer)

Date     September 2, 2005
    -------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.